UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund: The Royce Fund
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2016

Date of reporting period: 3/31/2016

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.4%

Consumer Discretionary – 10.2%
Auto Components - 2.4%
Autoliv	9,600	$1,137,408
Gentex Corporation	178,196	2,795,895
Nokian Renkaat	52,500	1,853,127
STRATTEC SECURITY	9,729	558,347

		6,344,777

Automobiles - 0.4%
Thor Industries	15,940	1,016,494

Household Durables - 0.6%
Flexsteel Industries	9,100	397,488
Hunter Douglas	27,600	1,193,272

		1,590,760

Media - 0.3%
Saga Communications Cl. A	21,966	879,958

Multiline Retail - 0.6%
Dillard’s Cl. A	20,200	1,715,182

Specialty Retail - 5.1%
American Eagle Outfitters	103,700	1,728,679
Ascena Retail Group [1]	34,184	378,075
Buckle (The)	51,279	1,736,820
Cato Corporation (The) Cl. A	44,110	1,700,441
DSW Cl. A	60,849	1,681,866
Fielmann	6,400	485,747
Genesco [1]	21,949	1,585,815
Shoe Carnival	64,468	1,738,057
Stein Mart	169,096	1,239,474
USS	70,000	1,118,308

		13,393,282

Textiles, Apparel & Luxury Goods - 0.8%
Movado Group	36,800	1,013,104
Stella International Holdings	100,000	234,101
Steven Madden [1]	22,508	833,696

		2,080,901

Total		27,021,354

Consumer Staples – 3.1%
Beverages - 0.1%
Compania Cervecerias Unidas ADR	10,500	235,725

Food & Staples Retailing - 0.6%
FamilyMart	6,000	311,875
Village Super Market Cl. A	57,967	1,400,483

		1,712,358

Food Products - 1.7%
Hormel Foods	95,800	4,142,392
Industrias Bachoco ADR	6,100	312,808

		4,455,200

Personal Products - 0.7%
Nu Skin Enterprises Cl. A	45,745	1,749,746

Total		8,153,029

Energy – 1.9%
Energy Equipment & Services - 1.6%
Helmerich & Payne	48,254	2,833,475
TGS-NOPEC Geophysical	100,900	1,540,076

		4,373,551

Oil, Gas & Consumable Fuels - 0.3%
Gaztransport Et Technigaz	22,700	742,880

Total		5,116,431

Financials – 28.3%
Banks - 3.8%
Ames National	34,944	865,213
BLOM Bank GDR	63,000	686,700
BOK Financial	22,114	1,207,867
Camden National	30,522	1,281,924
City Holding Company	30,401	1,452,560
CNB Financial	12,600	221,634
Codorus Valley Bancorp	6,535	132,138
First Republic Bank	44,700	2,978,808
National Bankshares	16,900	580,008
Northrim BanCorp	24,700	590,577

		9,997,429

Capital Markets - 19.9%
AllianceBernstein Holding L.P.	174,300	4,083,849
Apollo Global Management LLC Cl. A	157,300	2,692,976
ARA Asset Management	1,961,500	1,702,678
Ashmore Group	734,250	3,032,932
AURELIUS SE & Co. KGaA	9,000	547,899
Carlyle Group L.P.	141,000	2,380,080
Coronation Fund Managers	266,000	1,322,455
Federated Investors Cl. B	142,500	4,111,125
Gluskin Sheff + Associates	51,700	733,254
Interactive Brokers Group Cl. A	90,500	3,558,460
Jupiter Fund Management	509,500	2,995,131
KKR & Co. L.P.	288,000	4,230,720
Lazard Cl. A	94,200	3,654,960
Moelis & Company Cl. A	50,200	1,417,146
Northern Trust	25,000	1,629,250
Oaktree Capital Group LLC Cl. A	85,000	4,193,050
SEI Investments	53,000	2,281,650
Sprott	735,700	1,438,828
State Street	27,900	1,632,708
TD Ameritrade Holding Corporation	74,100	2,336,373
Value Partners Group	2,527,200	2,655,118

		52,630,642

Diversified Financial Services - 1.1%
Bolsa Mexicana de Valores	1,443,000	2,473,884
Singapore Exchange	70,000	412,880

		2,886,764

Insurance - 2.0%
Allied World Assurance Company Holdings	19,194	670,638
Erie Indemnity Cl. A	12,100	1,125,179
Marsh & McLennan	30,800	1,872,332
Reinsurance Group of America	16,655	1,603,044

		5,271,193

Real Estate Management & Development - 0.1%
Relo Holdings	2,300	308,383

Thrifts & Mortgage Finance - 1.4%
Genworth MI Canada	75,648	1,782,934
Southern Missouri Bancorp	2,200	52,844
TrustCo Bank Corp. NY	284,860	1,726,251

		3,562,029

Total		74,656,440

Health Care – 4.4%
Health Care Equipment & Supplies - 1.3%
Dentsply Sirona	56,000	3,451,280

Health Care Providers & Services - 1.9%
Ensign Group (The)	19,400	439,216
Owens & Minor	114,100	4,611,922

		5,051,138

Health Care Technology - 0.1%
CompuGroup Medical	7,300	308,593

Pharmaceuticals - 1.1%
Recordati	82,300	2,060,281
Santen Pharmaceutical	52,000	782,229

		2,842,510

Total		11,653,521

Industrials – 23.4%
Aerospace & Defense - 0.7%
HEICO Corporation Cl. A	36,132	1,719,883

Air Freight & Logistics - 2.6%
C. H. Robinson Worldwide	33,500	2,486,705
Expeditors International of Washington	90,600	4,422,186

		6,908,891

Building Products - 0.6%
Geberit	1,000	373,668
TOTO	37,000	1,153,938

		1,527,606

Commercial Services & Supplies - 1.9%
Ritchie Bros. Auctioneers	90,092	2,439,691
Societe BIC	6,600	992,840
UniFirst Corporation	14,555	1,588,242

		5,020,773

Construction & Engineering - 0.8%
KBR	136,900	2,119,212

Electrical Equipment - 2.2%
Hubbell Cl. B	36,400	3,855,852
Regal Beloit	30,200	1,905,318

		5,761,170

Machinery - 8.9%
Alamo Group	28,808	1,604,894
CLARCOR	54,800	3,166,892
Donaldson Company	88,300	2,817,653
Federal Signal	108,429	1,437,768
Flowserve Corporation	20,100	892,641
Graco	26,100	2,191,356
IDEX Corporation	37,300	3,091,424
KUKA [2]	5,100	534,077
Lincoln Electric Holdings	30,050	1,760,028
Lindsay Corporation	27,500	1,969,275
Miller Industries	48,214	977,780
Pfeiffer Vacuum Technology	13,500	1,514,198
Spirax-Sarco Engineering	30,492	1,594,106

		23,552,092

Marine - 0.8%
Clarkson	67,400	2,149,031

Professional Services - 1.9%
Korn/Ferry International	34,800	984,492
ManpowerGroup	49,700	4,046,574

		5,031,066

Road & Rail - 1.9%
Amerco	8,442	3,016,411
Knight Transportation	16,800	439,320
Werner Enterprises	58,700	1,594,292

		5,050,023

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies	69,327	3,008,792

Total		61,848,539

Information Technology – 11.2%
Communications Equipment - 1.1%
Alliance Fiber Optic Products [1]	32,500	480,675
Brocade Communications Systems	165,582	1,751,858
TESSCO Technologies	32,879	547,435

		2,779,968

Electronic Equipment, Instruments & Components - 5.4%
Amphenol Corporation Cl. A	52,600	3,041,332
FLIR Systems	149,700	4,932,615
National Instruments	155,400	4,679,094
Vishay Intertechnology	141,488	1,727,569

		14,380,610

IT Services - 1.3%
Western Union	181,900	3,508,851

Semiconductors & Semiconductor Equipment - 0.6%
MKS Instruments	45,308	1,705,846

Software - 1.0%
Computer Modelling Group	140,000	1,093,051
SimCorp	7,000	323,036
TOTVS	150,000	1,134,704

		2,550,791

Technology Hardware, Storage & Peripherals - 1.8%
Diebold	160,000	4,625,600

Total		29,551,666

Materials – 10.3%
Chemicals - 1.3%
Innospec	19,350	839,016
Quaker Chemical	26,800	2,274,248
Victrex	7,500	177,520

		3,290,784

Containers & Packaging - 2.2%
AptarGroup	54,900	4,304,709
Greif Cl. A	46,300	1,516,325

		5,821,034

Metals & Mining - 6.8%
Carpenter Technology	69,300	2,372,139
Compass Minerals International	38,100	2,699,766
Franco-Nevada Corporation	45,000	2,762,100
Reliance Steel & Aluminum	84,379	5,838,183
Royal Gold	19,900	1,020,671
Worthington Industries	92,900	3,310,956

		18,003,815

Total		27,115,633

Telecommunication Services – 1.6%
Diversified Telecommunication Services - 0.6%
Inmarsat	105,000	1,484,687

Wireless Telecommunication Services - 1.0%
Telephone and Data Systems	91,500	2,753,235

Total		4,237,922

Utilities – 1.3%
Water Utilities - 1.3%
Aqua America	104,800	3,334,736

Total		3,334,736

Miscellaneous[3] – 0.7%
Total		1,689,374

TOTAL COMMON STOCKS
(Cost $212,347,355)		254,378,645

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.1%
Unit Corporation 6.625% due 5/15/21
(Cost $367,013)	$458,000	230,145

REPURCHASE AGREEMENT – 3.8%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $10,066,008 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at
$10,268,422)
(Cost $10,066,000)		10,066,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
U.S. Treasury Bills
due 1/5/17	45	45
U.S. Treasury Bonds
0.75%-4.75%
due 2/15/36-5/15/45	1,792	1,793
U.S. Treasury Notes
0.125%-3.625%
due 4/15/16-5/15/25	6,589	6,597
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1949%)		522,096

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $530,531)		530,531

TOTAL INVESTMENTS – 100.5%
(Cost $223,310,899)		265,205,321

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(1,254,835)

NET ASSETS – 100.0%		$263,950,486

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL FINANCIAL SERVICES FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.0%

Banks - 11.3%
BankUnited	4,100	$141,204
BLOM Bank GDR	8,000	87,200
BOK Financial	13,530	739,009
Capital City Bank Group	29,822	435,103
Chemung Financial	14,512	382,391
First Citizens BancShares Cl. A	3,850	966,619
First Republic Bank	20,840	1,388,778
Investors Bancorp	25,300	294,492
Live Oak Bancshares	45,000	675,000
Popular	18,000	514,980
Umpqua Holdings	17,400	275,964

Total		5,900,740

Capital Markets - 46.4%
AllianceBernstein Holding L.P.	16,500	386,595
Apollo Global Management LLC Cl. A	32,700	559,824
ARA Asset Management	793,320	688,641
Ares Management L.P.	66,900	1,030,260
Ashmore Group	290,000	1,197,889
Associated Capital Group Cl. A [1]	14,084	394,634
Carlyle Group L.P.	41,700	703,896
Charles Schwab (The) Corporation	29,400	823,788
Citadel Capital [1]	150,000	28,041
Coronation Fund Managers	68,000	338,071
Cowen Group [1]	49,900	190,119
Dundee Corporation Cl. A [1]	90,000	415,784
Edmond de Rothschild (Suisse)	20	334,876
Egyptian Financial Group-Hermes Holding Company [1]	246,390	278,023
Federated Investors Cl. B	33,800	975,130
Financial Engines	18,400	578,312
Fortress Investment Group LLC Cl. A	102,600	490,428
Gluskin Sheff + Associates	60,500	858,064
GMP Capital [1]	108,000	390,837
Interactive Brokers Group Cl. A	13,900	546,548
INTL FCStone [1]	15,000	400,950
IOOF Holdings	20,000	135,986
Jupiter Fund Management	165,000	969,964
KKR & Co. L.P.	18,000	264,420
Medley Management Cl. A	81,381	447,595
Monroe Capital	15,050	208,443
MVC Capital	47,100	351,366
Northern Trust	15,540	1,012,742
Oaktree Capital Group LLC Cl. A	13,400	661,022
Och-Ziff Capital Management Group LLC Cl. A [1]	66,000	287,100
Partners Group Holding	670	269,310
Reinet Investments	7,200	141,819
Rothschild & Co	23,500	581,074
SEI Investments	16,600	714,630
Silvercrest Asset Management Group Cl. A	41,600	529,984
SPARX Group	220,000	445,688
Sprott	515,000	1,007,199
State Street	9,135	534,580
TD Ameritrade Holding Corporation	12,715	400,904
Tokai Tokyo Financial Holdings	9,400	51,533
U.S. Global Investors Cl. A	513,072	887,615
UOB-Kay Hian Holdings	129,000	133,991
Value Partners Group	672,000	706,014
Virtu Financial Cl. A	18,100	400,191
VZ Holding	1,850	488,690
Westwood Holdings Group	12,700	744,855
WisdomTree Investments	18,000	205,740

Total		24,193,165

Consumer Finance - 0.9%
Discover Financial Services	2,800	142,576
Unifin Financiera	120,000	336,236

Total		478,812

Diversified Financial Services - 14.9%
BM&FBOVESPA	132,000	564,616
Bolsa Mexicana de Valores	465,000	797,197
Bolsas y Mercados Espanoles	10,500	338,724
Bursa Malaysia	192,000	437,985
CRISIL	14,000	380,525
Hellenic Exchanges - Athens Stock Exchange	50,000	282,768
JSE	51,000	514,707
MarketAxess Holdings	4,600	574,218
Markit [1]	33,000	1,166,550
Morningstar	8,000	706,160
MSCI	4,300	318,544
NZX	440,000	310,211
SHUAA Capital [1]	580,000	91,429
Singapore Exchange	75,000	442,371
TMX Group	17,500	631,954
Warsaw Stock Exchange	19,000	199,614

Total		7,757,573

Hotels, Restaurants & Leisure - 0.2%
Thomas Cook (India)	30,600	87,056

Total		87,056

Insurance - 3.6%
E-L Financial	1,000	510,876
Jardine Lloyd Thompson Group	11,900	144,336
MBIA [1]	95,300	843,405
State Auto Financial	17,100	377,226

Total		1,875,843

Internet Software & Services - 0.0%
Novation Companies [1,4]	223,459	13,854

Total		13,854

Investment Companies - 1.1%
RIT Capital Partners	25,100	594,823

Total		594,823

IT Services - 4.2%
Cass Information Systems	7,600	397,860
GBST Holdings	105,000	365,415
PayPal Holdings [1]	12,800	494,080
Vantiv Cl. A [1]	10,000	538,800
Western Union	19,800	381,942

Total		2,178,097

Marine - 1.1%
Clarkson	18,000	573,925

Total		573,925

Metals & Mining - 1.9%
Franco-Nevada Corporation	15,700	963,666

Total		963,666

Professional Services - 1.0%
Verisk Analytics [1]	6,400	511,488

Total		511,488

Real Estate Management & Development - 2.4%
FirstService Corporation	25,000	1,023,500
Midland Holdings [1]	800,000	249,570

Total		1,273,070

Software - 3.5%
Bottomline Technologies [1]	13,600	414,664
Fair Isaac	7,400	785,066
SS&C Technologies Holdings	9,500	602,490

Total		1,802,220

Trading Companies & Distributors - 1.0%
Air Lease Cl. A	16,300	523,556

Total		523,556

Miscellaneous[3] - 2.5%
Total		1,301,806

TOTAL COMMON STOCKS
(Cost $48,987,605)		50,029,694

REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $1,819,002 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at $1,856,469)
(Cost $1,819,000)		1,819,000

TOTAL INVESTMENTS – 99.5%
(Cost $50,806,605)		51,848,694

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.5%		245,510

NET ASSETS – 100.0%		$52,094,204

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.5%

Consumer Discretionary – 22.3%
Auto Components - 7.6%
BorgWarner	28,500	$1,094,400
Dorman Products [1]	59,678	3,247,677
Drew Industries	67,609	4,358,076
Gentex Corporation	241,015	3,781,525
Standard Motor Products	152,080	5,269,572

		17,751,250

Automobiles - 2.1%
Thor Industries	75,487	4,813,806

Distributors - 3.6%
Genuine Parts	31,149	3,094,965
LKQ Corporation [1]	168,447	5,378,513

		8,473,478

Diversified Consumer Services - 0.3%
Capella Education	11,870	624,837

Household Durables - 1.4%
Ethan Allen Interiors	26,668	848,576
Forbo Holding	700	848,110
NVR [1]	865	1,498,526

		3,195,212

Media - 1.5%
Media General [1]	137,200	2,237,732
Meredith Corporation	27,502	1,306,345

		3,544,077

Multiline Retail - 0.7%
Dollar Tree [1]	21,007	1,732,237

Specialty Retail - 3.4%
Dicks Sporting Goods	37,000	1,729,750
Signet Jewelers	36,075	4,474,382
Tiffany & Co.	12,900	946,602
USS	52,100	832,341

		7,983,075

Textiles, Apparel & Luxury Goods - 1.7%
Coach	20,700	829,863
Gildan Activewear	39,300	1,199,043
Wolverine World Wide	100,222	1,846,089

		3,874,995

Total		51,992,967

Consumer Staples – 1.3%
Food Products - 1.3%
Cal-Maine Foods	17,680	917,769
Sanderson Farms	23,250	2,096,685

Total		3,014,454

Financials – 15.1%
Capital Markets - 5.5%
Affiliated Managers Group [1]	8,730	1,417,752
CETIP - Mercados Organizados	80,500	898,885
E*TRADE Financial [1]	59,925	1,467,563
Evercore Partners Cl. A	34,300	1,775,025
Federated Investors Cl. B	78,100	2,253,185
Lazard Cl. A	81,210	3,150,948
Oaktree Capital Group LLC Cl. A	28,587	1,410,197
Westwood Holdings Group	7,900	463,335

		12,836,890

Diversified Financial Services - 2.1%
Berkshire Hathaway Cl. B [1]	30,347	4,305,632
TMX Group	16,000	577,786

		4,883,418

Insurance - 2.3%
Alleghany Corporation [1]	10,664	5,291,477

Real Estate Management & Development - 5.2%
Colliers International Group	32,600	1,234,236
Jones Lang LaSalle	30,220	3,545,410
Kennedy Wilson Europe Real Estate	156,000	2,623,683
Kennedy-Wilson Holdings	217,047	4,753,329

		12,156,658

Total		35,168,443

Health Care – 1.0%
Life Sciences Tools & Services - 0.7%
Waters Corporation [1]	11,387	1,502,173

Pharmaceuticals - 0.3%
Recordati	29,000	725,980

Total		2,228,153

Industrials – 29.8%
Aerospace & Defense - 1.1%
HEICO Corporation	41,900	2,519,447

Air Freight & Logistics - 1.2%
Forward Air	59,100	2,678,412

Building Products - 0.9%
Simpson Manufacturing	57,600	2,198,592

Commercial Services & Supplies - 5.1%
Cintas Corporation	18,600	1,670,466
Copart [1]	142,160	5,795,863
Ritchie Bros. Auctioneers	106,960	2,896,477
Waste Connections	23,183	1,497,390

		11,860,196

Construction & Engineering - 2.1%
Valmont Industries	39,245	4,860,101

Electrical Equipment - 2.4%
Franklin Electric	82,328	2,648,492
Hubbell Cl. B	27,822	2,947,184

		5,595,676

Industrial Conglomerates - 1.0%
Carlisle Companies	23,300	2,318,350

Machinery - 3.5%
Burckhardt Compression Holding	1,800	617,285
Mueller Industries	53,944	1,587,032
Pfeiffer Vacuum Technology	7,000	785,140
RBC Bearings [1]	31,800	2,329,668
Wabtec Corporation	35,200	2,791,008

		8,110,133

Marine - 1.9%
Kirby Corporation [1]	73,000	4,401,170

Professional Services - 4.3%
Dun & Bradstreet	9,500	979,260
Equifax	23,712	2,710,044
IHS Cl. A [1]	16,552	2,055,096
ManpowerGroup	52,773	4,296,778

		10,041,178

Road & Rail - 3.1%
Genesee & Wyoming Cl. A [1]	45,400	2,846,580
Landstar System	26,400	1,705,704
Union Pacific	34,800	2,768,340

		7,320,624

Trading Companies & Distributors - 3.2%
Air Lease Cl. A	131,521	4,224,455
Diploma	114,300	1,219,733
MSC Industrial Direct Cl. A	15,400	1,175,174
Watsco	6,400	862,336

		7,481,698

Total		69,385,577

Information Technology – 9.0%
Electronic Equipment, Instruments & Components - 5.4%
Anixter International [1]	22,380	1,166,222
AVX Corporation	114,483	1,439,051
Coherent [1]	24,700	2,269,930
FLIR Systems	72,800	2,398,760
National Instruments	42,900	1,291,719
Rogers Corporation [1]	38,864	2,326,788
Zebra Technologies Cl. A [1]	23,200	1,600,800

		12,493,270

IT Services - 1.7%
DST Systems	21,316	2,403,805
Fiserv [1]	16,000	1,641,280

		4,045,085

Semiconductors & Semiconductor Equipment - 1.5%
Diodes [1]	29,600	594,960
Lam Research	36,500	3,014,900

		3,609,860

Software - 0.4%
ANSYS [1]	9,500	849,870

Total		20,998,085

Materials – 9.4%
Chemicals - 5.5%
Innospec	8,600	372,896
Minerals Technologies	75,700	4,303,545
Quaker Chemical	16,300	1,383,218
RPM International	25,200	1,192,716
Sensient Technologies	33,749	2,141,711
Westlake Chemical	75,156	3,479,723

		12,873,809

Metals & Mining - 2.6%
Kaiser Aluminum	13,820	1,168,343
Reliance Steel & Aluminum	71,832	4,970,056

		6,138,399

Paper & Forest Products - 1.3%
Neenah Paper	46,290	2,946,822

Total		21,959,030

Utilities – 2.2%
Gas Utilities - 2.2%
UGI Corporation	127,663	5,143,542

Total		5,143,542

Miscellaneous[3] – 1.4%
Total		3,210,646

TOTAL COMMON STOCKS
(Cost $184,031,652)		213,100,897

REPURCHASE AGREEMENT – 7.8%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $18,166,015 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at
$18,531,637)
(Cost $18,166,000)		18,166,000

TOTAL INVESTMENTS – 99.3%
(Cost $202,197,652)		231,266,897

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.7%		1,656,997

NET ASSETS – 100.0%		$232,923,894

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.2%

Australia – 3.3%
Austal	43,200	$51,825
Imdex [1]	114,300	18,838
TFS Corporation [5]	53,648	63,742
Webjet	13,250	64,292

Total		198,697

Austria – 1.2%
S&T	5,000	37,016
UBM Development	1,000	36,856

Total		73,872

Belgium – 0.6%
Roularta Media Group [1]	1,400	37,039

Total		37,039

Brazil – 1.4%
T4F Entretenimento [1]	47,000	83,134

Total		83,134

Canada – 13.4%
AirBoss of America	3,350	39,671
Altus Group	5,300	84,759
Cogeco Communications	700	37,330
Dream Global Real Estate Investment Trust	5,300	35,544
Enghouse Systems	1,100	44,542
Exco Technologies	3,400	39,269
goeasy	3,600	53,719
Intertape Polymer Group	3,600	51,585
Magellan Aerospace	9,500	119,230
Morguard Real Estate Investment Trust	3,290	36,731
Morneau Shepell	7,200	95,520
RDM Corporation	13,000	42,441
Solium Capital [1]	12,100	63,167
Total Energy Services	2,200	20,327
Uni-Select	1,100	47,388

Total		811,223

China – 3.9%
China Lilang	51,700	31,657
Chinasoft International [1]	82,300	30,343
Daqo New Energy ADR [1]	2,400	44,664
Kingdee International Software Group [1]	139,800	44,874
Pacific Online	134,500	38,318
Xtep International Holdings	86,400	46,890

Total		236,746

Denmark – 2.1%
Columbus	33,400	39,273
Zealand Pharma [1]	4,450	91,739

Total		131,012

Finland – 1.1%
BasWare [1]	700	30,507
Powerflute	29,700	34,872

Total		65,379

France – 3.9%
aufeminin [1]	900	26,525
Cegedim [1]	700	20,312
Chargeurs	3,300	33,157
HighCo	4,100	41,475
Lectra	2,600	37,810
Manutan International	600	31,986
Neurones	1,650	33,608
Prodware	1,750	12,147

Total		237,020

Germany – 7.2%
ADLER Real Estate [1]	4,900	63,898
Allgeier SE	1,900	34,808
AURELIUS SE & Co. KGaA	1,000	60,878
Balda	11,500	34,023
Leifheit	600	35,475
msg life [1]	11,700	27,825
mutares	1,500	25,859
PNE Wind	15,800	32,721
Tomorrow Focus [1]	12,600	39,428
VIB Vermoegen	2,000	39,349
XING	220	40,342

Total		434,606

Greece – 1.4%
Aegean Marine Petroleum Network	3,800	28,766
Sarantis	2,900	28,016
StealthGas [1]	7,800	27,534

Total		84,316

Hong Kong – 6.5%
China Metal International Holdings	209,800	60,581
Esprit Holdings [1]	30,500	28,269
I.T	186,500	44,958
Le Saunda Holdings	134,860	27,990
Oriental Watch Holdings	384,800	47,124
Pico Far East Holdings	340,000	90,727
Samson Holding	250,000	29,972
Value Partners Group	29,700	31,203
VST Holdings	157,500	36,343

Total		397,167

India – 2.1%
eClerx Services	2,666	51,933
Manappuram Finance	75,000	39,526
Persistent Systems	3,200	36,725

Total		128,184

Ireland – 2.8%
Ardmore Shipping	7,900	66,755
Irish Continental Group	6,700	41,550
Trinity Biotech ADR Cl. A [1]	5,200	60,632

Total		168,937

Israel – 1.0%
Nova Measuring Instruments [1]	5,650	58,816

Total		58,816

Italy – 0.8%
Azimut Holding	2,000	46,085

Total		46,085

Japan – 11.6%
Daifuku	1,900	32,025
Eiken Chemical	1,700	35,588
GCA Savvian	6,400	67,329
kabu.com Securities	19,500	62,375
Leopalace21 Corporation	12,600	76,130
Nihon Kohden	1,300	32,319
Poletowin Pitcrew Holdings	4,800	40,560
Pressance Corporation	1,200	45,955
Relo Holdings	300	40,224
SPARX Group	32,100	65,030
Sun Frontier Fudousan	6,200	62,581
Takara Leben	5,600	33,139
Tenpos Busters	1,700	29,062
Trancom	900	52,699
Zuiko Corporation	900	30,588

Total		705,604

Malaysia – 2.3%
CB Industrial Product Holding	60,700	35,317
Kossan Rubber Industries	22,500	34,890
Media Prima	84,100	31,472
Scientex	12,200	40,526

Total		142,205

Mexico – 1.0%
Consorcio ARA SAB de CV	165,300	61,902

Total		61,902

Netherlands – 0.7%
AMG Advanced Metallurgical Group	3,100	32,573
Constellium Cl. A [1]	2,300	11,937

Total		44,510

New Zealand – 0.7%
New Zealand Refining	19,200	41,140

Total		41,140

Norway – 1.4%
Kongsberg Automotive [1]	57,500	50,032
Medistim	5,600	32,485

Total		82,517

Singapore – 0.6%
Asian Pay Television Trust	86,800	36,063

Total		36,063

South Africa – 0.8%
Net 1 UEPS Technologies [1]	5,200	47,840

Total		47,840

South Korea – 3.4%
Eugene Technology	4,289	52,694
Huvis Corporation	2,750	21,378
ISC	1,104	24,713
Koh Young Technology	2,100	74,921
Samjin Pharmaceutical	1,400	31,340

Total		205,046

Spain – 0.4%
Atento [1]	3,000	24,570

Total		24,570

Sweden – 2.1%
Doro [1]	3,400	31,097
Dustin Group	9,000	65,408
Proact IT Group	2,000	31,041

Total		127,546

Taiwan – 6.6%
Chipbond Technology	17,500	28,275
Flytech Technology	18,224	62,570
King’s Town Bank	39,600	27,254
Kinik Company	28,000	46,110
Lumax International	38,300	54,979
Shih Her Technologies	36,800	41,392
Sporton International	8,400	42,934
Taiwan Paiho	19,900	59,606
UDE Corporation	36,100	36,679

Total		399,799

United Arab Emirates – 0.7%
Aramex	48,300	44,579

Total		44,579

United Kingdom – 11.3%
Avon Rubber	2,800	32,353
BGEO Group	1,200	34,953
BrainJuicer Group	4,100	18,755
Character Group	4,700	32,571
Communisis	48,400	33,019
Connect Group	20,500	46,815
Conviviality	10,500	35,440
dotdigital group	75,200	47,793
Finsbury Food Group	35,700	58,965
Inspired Energy	144,200	28,218
Norcros	24,070	57,387
Pendragon	102,400	53,681
Real Estate Investors	42,500	37,845
Servelec Group	7,300	39,946
Trifast	30,500	55,633
Vertu Motors	24,600	22,524
Zeal Network	1,100	51,945

Total		687,843

United States – 0.9%
Century Casinos [1]	9,300	57,288

Total		57,288

TOTAL COMMON STOCKS
(Cost $6,092,411)		5,900,685

REPURCHASE AGREEMENT – 5.5%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $333,000 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at $341,546)
(Cost $333,000)		333,000

TOTAL INVESTMENTS – 102.7%
(Cost $6,425,411)		6,233,685

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.7)%		(162,596)

NET ASSETS – 100.0%		$6,071,089

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.4%

Australia – 1.2%
Cochlear	12,500	$980,226

Total		980,226

Austria – 2.7%
Mayr-Melnhof Karton	17,700	2,124,857

Total		2,124,857

Brazil – 2.4%
OdontoPrev	585,600	1,856,644

Total		1,856,644

China – 1.7%
TravelSky Technology	830,000	1,363,120

Total		1,363,120

Denmark – 1.7%
SimCorp	28,500	1,315,217

Total		1,315,217

France – 5.0%
Thermador Groupe	22,109	2,062,942
Virbac	10,500	1,825,049

Total		3,887,991

Germany – 11.1%
Bertrandt	19,000	2,180,387
Carl Zeiss Meditec	56,000	1,729,426
Fielmann	17,050	1,294,059
KWS Saat	5,500	1,794,610
STRATEC Biomedical	35,000	1,697,206

Total		8,695,688

Hong Kong – 2.0%
Value Partners Group	1,508,000	1,584,330

Total		1,584,330

India – 2.7%
Bajaj Finance	20,000	2,087,508

Total		2,087,508

Italy – 3.6%
Azimut Holding	62,500	1,440,155
DiaSorin	23,400	1,351,313

Total		2,791,468

Japan – 16.5%
Horiba	40,000	1,492,736
Meitec Corporation	60,000	2,097,828
MISUMI Group	120,000	1,717,713
Nihon Kohden	60,000	1,491,670
Omron Corporation	35,000	1,041,805
Santen Pharmaceutical	100,000	1,504,287
Trend Micro	45,000	1,647,341
USS	121,000	1,933,076

Total		12,926,456

New Zealand – 1.9%
Fisher & Paykel Healthcare	225,000	1,524,096

Total		1,524,096

Singapore – 1.6%
XP Power	55,000	1,263,899

Total		1,263,899

Sweden – 2.9%
Addtech Cl. B	100,500	1,386,506
Bravida Holding [1]	125,000	919,995

Total		2,306,501

Switzerland – 14.8%
Belimo Holding	315	854,043
Burckhardt Compression Holding	5,000	1,714,679
Burkhalter Holding	6,500	863,918
dorma+kaba Holding	2,440	1,559,336
Inficon Holding	3,500	1,155,686
LEM Holding	1,995	1,690,942
Partners Group Holding	4,650	1,869,092
VZ Holding	7,150	1,888,721

Total		11,596,417

United Kingdom – 26.6%
Berendsen	98,800	1,707,074
Clarkson	60,000	1,913,084
Consort Medical	121,500	1,875,921
Diploma	128,000	1,365,930
e2v technologies	430,000	1,327,812
Elementis	425,000	1,461,312
Exova Group	635,000	1,456,949
FDM Group Holdings	120,000	996,183
Fidessa Group	40,000	1,402,928
ITE Group	650,000	1,372,336
Rotork	300,000	787,639
Senior	430,000	1,408,716
Spirax-Sarco Engineering	35,000	1,829,782
Victrex	83,500	1,976,394

Total		20,882,060

TOTAL COMMON STOCKS
(Cost $73,484,873)		77,186,478

REPURCHASE AGREEMENT – 0.2%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $162,000 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at $165,264)
(Cost $162,000)		162,000

TOTAL INVESTMENTS – 98.6%
(Cost $73,646,873)		77,348,478

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.4%		1,081,850

NET ASSETS – 100.0%		$78,430,328

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALL-CAP FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.5%

Australia – 1.1%
Austal	87,000	$104,370
TFS Corporation [5]	75,700	89,943

Total		194,313

Austria – 3.2%
BUWOG	9,100	195,500
Mayr-Melnhof Karton	1,200	144,058
S&T	15,000	111,048
UBM Development	3,000	110,570

Total		561,176

Brazil – 2.1%
Grendene	33,000	156,940
T4F Entretenimento [1]	117,400	207,657

Total		364,597

Canada – 11.4%
AirBoss of America	9,300	110,132
Altus Group	15,311	244,858
Cogeco Communications	2,300	122,655
Dream Global Real Estate Investment Trust	17,400	116,692
Enghouse Systems	3,000	121,478
Exco Technologies	9,700	112,031
Intertape Polymer Group	11,100	159,054
Just Energy Group	13,500	80,325
Magellan Aerospace	27,300	342,629
Morguard Real Estate Investment Trust	10,000	111,646
Morneau Shepell	20,000	265,332
Total Energy Services	6,300	58,210
Uni-Select	3,200	137,856

Total		1,982,898

China – 6.7%
China Medical System Holdings	75,300	104,447
Chinasoft International [1]	232,800	85,829
Haitian International Holdings	156,205	267,814
Kingdee International Software Group [1]	393,900	126,436
Minth Group	125,653	291,239
Pacific Online	567,100	161,562
Xtep International Holdings	244,700	132,801

Total		1,170,128

Finland – 1.1%
BasWare [1]	2,100	91,521
Powerflute	83,500	98,040

Total		189,561

France – 2.9%
Nexity	3,435	178,998
Technicolor	29,818	186,275
Teleperformance	1,600	140,663

Total		505,936

Germany – 8.3%
ADLER Real Estate [1]	13,932	181,678
AURELIUS SE & Co. KGaA	4,401	267,922
Balda	35,100	103,845
Hella KGaA Hueck & Co.	4,437	188,297
Hornbach Holding AG & Co. KGaA	1,700	109,876
mutares	11,300	194,803
PNE Wind	44,400	91,951
Takkt	8,800	169,028
XING	700	128,361

Total		1,435,761

Hong Kong – 9.8%
Dah Sing Financial Holdings	20,000	122,980
Esprit Holdings [1]	93,500	86,662
I.T	654,200	157,703
Kerry Logistics Network	71,100	101,737
Man Wah Holdings	200,825	255,000
Pacific Textiles Holdings	124,635	179,947
Texwinca Holdings	243,841	237,638
Tongda Group Holdings	500,000	99,905
Value Partners Group	215,134	226,023
VST Holdings	522,700	120,613
Wasion Group Holdings	213,900	112,501

Total		1,700,709

India – 3.1%
Apollo Tyres	63,700	169,392
Manappuram Finance	210,000	110,673
Persistent Systems	9,300	106,731
Thomas Cook (India)	56,300	160,171

Total		546,967

Ireland – 0.7%
Irish Continental Group	19,000	117,830

Total		117,830

Italy – 1.9%
Azimut Holding	6,000	138,255
Cerved Information Solutions	24,228	199,324

Total		337,579

Japan – 17.1%
Daifuku	6,300	106,189
Eiken Chemical	4,900	102,576
GCA Savvian	18,000	189,364
Iriso Electronics	4,200	208,237
kabu.com Securities	60,600	193,842
Kenedix	49,100	214,645
Leopalace21 Corporation	39,300	237,452
Meitec Corporation	5,700	199,294
MISUMI Group	11,800	168,908
Nihon Kohden	4,000	99,445
Poletowin Pitcrew Holdings	13,500	114,074
Pressance Corporation	3,400	130,206
Relo Holdings	1,000	134,080
SPARX Group	99,200	200,965
Sun Frontier Fudousan	20,700	208,940
Takara Leben	17,000	100,600
Trancom	2,700	158,097
USS	13,100	209,283

Total		2,976,197

Malaysia – 1.1%
Kossan Rubber Industries	63,800	98,934
Media Prima	247,700	92,693

Total		191,627

Mexico – 3.5%
Consorcio ARA SAB de CV	507,000	189,863
Grupo SIMEC Ser. B [1]	51,400	140,421
Industrias Bachoco ADR	5,283	270,912

Total		601,196

Netherlands – 0.7%
Brunel International	3,800	80,016
Constellium Cl. A [1]	6,500	33,735

Total		113,751

New Zealand – 0.7%
New Zealand Refining	54,400	116,564

Total		116,564

South Africa – 0.9%
Net 1 UEPS Technologies [1]	16,300	149,960

Total		149,960

South Korea – 3.0%
CJ Korea Express [1]	1,000	166,142
Eugene Technology	12,037	147,884
Koh Young Technology	5,800	206,925

Total		520,951

Spain – 0.9%
Atento [1]	8,524	69,811
Axiare Patrimonio	6,100	90,791

Total		160,602

Sweden – 1.1%
Dustin Group	25,400	184,596

Total		184,596

Taiwan – 2.6%
Flytech Technology	45,600	156,562
Sporton International	24,900	127,270
Taiwan Paiho	56,200	168,335

Total		452,167

United Arab Emirates – 0.9%
Aramex	166,385	153,565

Total		153,565

United Kingdom – 10.7%
Avon Rubber	7,900	91,282
BGEO Group	3,300	96,120
Burford Capital	22,200	91,190
Computacenter	15,600	188,206
Consort Medical	5,600	86,462
Conviviality	34,000	114,756
dotdigital group	213,100	135,434
e2v technologies	39,000	120,429
EMIS Group	8,409	122,465
Finsbury Food Group	100,600	166,160
Halma	9,100	119,132
Kennedy Wilson Europe Real Estate	10,400	174,912
Micro Focus International	6,000	135,295
Pendragon	245,800	128,856
Vertu Motors	86,500	79,200

Total		1,849,899

TOTAL COMMON STOCKS
(Cost $16,817,010)		16,578,530

REPURCHASE AGREEMENT – 4.3%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $743,001 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at $760,216)
(Cost $743,000)		743,000

TOTAL INVESTMENTS – 99.8%
(Cost $17,560,010)		17,321,530

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		34,002

NET ASSETS – 100.0%		$17,355,532

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.0%

Consumer Discretionary – 18.3%
Auto Components - 1.7%
Fox Factory Holding [1]	154,200	$2,437,902
Stoneridge [1]	127,000	1,849,120
Unique Fabricating	129,589	1,600,424

		5,887,446

Automobiles - 0.7%
Thor Industries	36,303	2,315,042

Distributors - 0.4%
Fenix Parts [1]	288,700	1,328,020

Hotels, Restaurants & Leisure - 1.3%
Belmond Cl. A [1]	239,200	2,270,008
Century Casinos [1]	335,000	2,063,600

		4,333,608

Household Durables - 0.9%
TRI Pointe Group [1]	248,700	2,929,686

Internet & Catalog Retail - 0.8%
Gaiam Cl. A [1]	444,600	2,845,440

Leisure Products - 1.5%
MCBC Holdings [1]	144,900	2,040,192
Nautilus [1]	85,113	1,644,383
Smith & Wesson Holding Corporation [1]	53,300	1,418,846

		5,103,421

Media - 0.9%
Harte-Hanks	503,400	1,273,602
New Media Investment Group	109,300	1,818,752

		3,092,354

Multiline Retail - 0.5%
J.C. Penney Company [1,2]	150,000	1,659,000

Specialty Retail - 9.0%
American Eagle Outfitters	229,600	3,827,432
Ascena Retail Group [1]	241,200	2,667,672
Boot Barn Holdings [1]	187,000	1,757,800
Buckle (The)	69,275	2,346,344
Build-A-Bear Workshop [1]	117,300	1,523,727
Cato Corporation (The) Cl. A	59,850	2,307,218
Chico’s FAS	219,300	2,910,111
Kirkland’s	136,600	2,391,866
Stage Stores	281,300	2,267,278
Stein Mart	365,200	2,676,916
TravelCenters of America LLC [1]	286,900	1,942,313
West Marine [1]	283,300	2,575,197
Zumiez [1]	84,900	1,691,208

		30,885,082

Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley [1]	108,500	2,206,890

Total		62,585,989

Consumer Staples – 1.7%
Food Products - 1.1%
Inventure Foods [1,2]	60,000	339,000
Landec Corporation [1]	212,500	2,231,250
SunOpta [1]	270,000	1,204,200

		3,774,450

Personal Products - 0.6%
Nu Skin Enterprises Cl. A	58,529	2,238,734

Total		6,013,184

Energy – 5.0%
Energy Equipment & Services - 3.9%
Gulf Island Fabrication	195,700	1,536,245
Newpark Resources [1]	328,500	1,419,120
Pason Systems	193,150	2,453,879
Profire Energy [1,2]	1,139,900	1,105,703
Tesco Corporation [1]	302,216	2,602,080
TGS-NOPEC Geophysical	92,000	1,404,232
Total Energy Services	202,100	1,867,334
Unit Corporation [1]	127,700	1,125,037

		13,513,630

Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping	284,200	2,401,490
Panhandle Oil & Gas Cl. A	77,100	1,334,601

		3,736,091

Total		17,249,721

Financials – 15.5%
Banks - 2.3%
Blue Hills Bancorp	197,500	2,699,825
Boston Private Financial Holdings	283,000	3,240,350
Park Sterling	286,300	1,909,621

		7,849,796

Capital Markets - 7.6%
Ashmore Group	545,363	2,252,705
Cowen Group [1,2]	413,400	1,575,054
Dundee Corporation Cl. A [1]	397,800	1,837,767
Federated Investors Cl. B	106,900	3,084,065
Jupiter Fund Management	377,849	2,221,211
Medley Management Cl. A	214,998	1,182,489
Newtek Business Services	144,300	1,803,750
Pzena Investment Management Cl. A	237,100	1,790,105
Silvercrest Asset Management Group Cl. A	197,800	2,519,972
Sprott	1,644,400	3,215,997
Value Partners Group	3,215,100	3,377,837
ZAIS Group Holdings Cl. A [1,2]	245,800	1,194,588

		26,055,540

Diversified Financial Services - 0.6%
GAIN Capital Holdings	317,400	2,082,144

Insurance - 1.4%
eHealth [1]	231,500	2,173,785
MBIA [1]	284,500	2,517,825

		4,691,610

Real Estate Management & Development - 1.4%
AV Homes [1]	244,200	2,774,112
Kennedy-Wilson Holdings	96,430	2,111,817

		4,885,929

Thrifts & Mortgage Finance - 2.2%
Beneficial Bancorp [1]	185,000	2,532,650
Clifton Bancorp	160,000	2,419,200
Kearny Financial	203,300	2,510,755

		7,462,605

Total		53,027,624

Health Care – 7.7%
Biotechnology - 2.6%
Lexicon Pharmaceuticals [1,2]	143,500	1,714,825
Myriad Genetics [1]	42,369	1,585,872
Progenics Pharmaceuticals [1]	462,250	2,015,410
Zealand Pharma [1]	168,200	3,467,511

		8,783,618

Health Care Equipment & Supplies - 1.4%
Avinger [1,2]	78,200	749,156
CryoLife	215,300	2,314,475
Syneron Medical [1]	228,900	1,673,259

		4,736,890

Health Care Providers & Services - 0.4%
Nobilis Health [1]	473,300	1,476,696

Health Care Technology - 0.7%
Allscripts Healthcare Solutions [1]	190,300	2,513,863

Life Sciences Tools & Services - 0.4%
Harvard Bioscience [1]	468,100	1,413,662

Pharmaceuticals - 2.2%
BioDelivery Sciences International [1,2]	407,300	1,315,579
Lipocine [1,2]	142,800	1,449,420
Medicines Company (The) [1]	50,232	1,595,871
Relypsa [1,2]	106,500	1,443,075
XenoPort [1,2]	338,400	1,526,184

		7,330,129

Total		26,254,858

Industrials – 16.1%
Aerospace & Defense - 1.1%
CPI Aerostructures [1]	215,566	1,580,099
Kratos Defense & Security Solutions [1]	415,200	2,055,240

		3,635,339

Commercial Services & Supplies - 2.2%
Atento [1,2]	180,600	1,479,114
Heritage-Crystal Clean [1]	259,800	2,582,412
Hudson Technologies [1]	513,300	1,683,624
Steelcase Cl. A	110,000	1,641,200

		7,386,350

Construction & Engineering - 1.9%
Ameresco Cl. A [1]	400,500	1,910,385
Integrated Electrical Services [1]	139,800	2,050,866
KBR	175,000	2,709,000

		6,670,251

Electrical Equipment - 1.0%
LSI Industries	302,100	3,549,675

Machinery - 2.4%
Federal Signal	92,000	1,219,920
Key Technology [1]	191,898	1,308,744
Mueller Water Products Cl. A	237,500	2,346,500
Porvair	372,000	1,709,711
Wabash National [1]	130,000	1,716,000

		8,300,875

Marine - 0.7%
Clarkson	76,231	2,430,605

Professional Services - 6.3%
Acacia Research [1]	436,905	1,655,870
Heidrick & Struggles International	108,340	2,567,658
Kforce	160,174	3,136,207
Korn/Ferry International	70,340	1,989,918
Navigant Consulting [1]	189,023	2,988,454
Resources Connection	260,300	4,050,268
RPX Corporation [1]	213,900	2,408,514
TrueBlue [1]	106,794	2,792,663

		21,589,552

Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings [1]	116,600	1,677,874

Total		55,240,521

Information Technology – 26.6%
Communications Equipment - 4.2%
Brocade Communications Systems	320,100	3,386,658
Harmonic [1,2]	375,000	1,226,250
Infinera Corporation [1]	167,200	2,685,232
Ixia [1]	166,200	2,070,852
KVH Industries [1]	237,015	2,263,493
NETGEAR [1]	69,000	2,785,530

		14,418,015

Electronic Equipment, Instruments & Components - 4.1%
AVX Corporation	192,378	2,418,191
GSI Group [1]	179,500	2,541,720
Neonode [1,2]	547,000	1,115,880
Orbotech [1]	108,500	2,580,130
TTM Technologies [1]	408,958	2,719,571
Vishay Intertechnology	209,150	2,553,722

		13,929,214

Internet Software & Services - 3.3%
Amber Road [1]	313,900	1,698,199
Carbonite [1]	198,100	1,578,857
EarthLink Holdings	252,700	1,432,809
Intralinks Holdings [1]	300,200	2,365,576
QuinStreet [1]	780,900	2,670,678
United Online [1]	56,996	657,734
UrtheCast Corporation [1,2]	840,200	737,500

		11,141,353

IT Services - 0.5%
Computer Task Group	310,000	1,584,100

Semiconductors & Semiconductor Equipment - 11.1%
Axcelis Technologies [1]	759,400	2,126,320
Brooks Automation	207,082	2,153,653
Cirrus Logic [1]	83,100	3,025,671
Exar Corporation [1]	312,000	1,794,000
Inphi Corporation [1]	60,900	2,030,406
IXYS Corporation	240,000	2,692,800
Lam Research	43,300	3,576,580
MKS Instruments	67,627	2,546,157
Nanometrics [1]	193,092	3,058,577
PDF Solutions [1]	218,000	2,916,840
Photronics [1]	253,900	2,643,099
Rudolph Technologies [1]	177,800	2,428,748
Sigma Designs [1]	278,000	1,890,400
Teradyne	133,275	2,877,407
Xcerra Corporation [1]	372,100	2,426,092

		38,186,750

Software - 2.1%
Computer Modelling Group	228,200	1,781,673
Rubicon Project [1]	143,300	2,619,524
SeaChange International [1]	521,575	2,879,094

		7,280,291

Technology Hardware, Storage & Peripherals - 1.3%
Silicon Graphics International [1]	292,000	2,079,040
Super Micro Computer [1]	69,100	2,354,928

		4,433,968

Total		90,973,691

Materials – 2.7%
Chemicals - 1.1%
BioAmber [1]	383,200	1,609,440
Trecora Resources [1]	203,200	1,954,784

		3,564,224

Metals & Mining - 1.6%
Alamos Gold Cl. A	357,800	1,895,410
Ferroglobe	215,763	1,900,872
Pretium Resources [1]	332,400	1,783,891

		5,580,173

Total		9,144,397

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
ORBCOMM [1]	186,000	1,884,180

Total		1,884,180

Miscellaneous[3] – 2.9%
Total		9,950,600

TOTAL COMMON STOCKS
(Cost $316,339,336)		332,324,765

REPURCHASE AGREEMENT – 2.8%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $9,743,008 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 5/31/21, valued at $9,938,731)
(Cost $9,743,000)		9,743,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1949%)
(Cost $10,161,006)		10,161,006

TOTAL INVESTMENTS – 102.8%
(Cost $336,243,342)		352,228,771

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.8)%		(9,670,998)

NET ASSETS – 100.0%		$342,557,773

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.8%

Consumer Discretionary – 16.5%
Auto Components - 3.1%
Drew Industries	17,778	$1,145,970
Fox Factory Holding [1]	112,000	1,770,720
Standard Motor Products	49,700	1,722,105
Stoneridge [1]	75,900	1,105,104
Superior Industries International	62,200	1,373,376
Unique Fabricating	59,400	733,590

		7,850,865

Distributors - 0.4%
Fenix Parts [1]	200,300	921,380

Diversified Consumer Services - 1.4%
American Public Education [1]	63,130	1,302,372
Capella Education	40,151	2,113,548

		3,415,920

Household Durables - 0.7%
Cavco Industries [1]	18,910	1,767,329

Internet & Catalog Retail - 0.5%
Gaiam Cl. A [1]	215,662	1,380,237

Leisure Products - 1.5%
Malibu Boats Cl. A [1]	118,000	1,935,200
MCBC Holdings [1]	59,300	834,944
Smith & Wesson Holding Corporation [1]	38,565	1,026,600

		3,796,744

Media - 0.9%
Global Eagle Entertainment [1,2]	70,800	603,216
New Media Investment Group	95,500	1,589,120

		2,192,336

Specialty Retail - 6.5%
Boot Barn Holdings [1]	133,200	1,252,080
Buckle (The)	44,275	1,499,594
Build-A-Bear Workshop [1]	85,600	1,111,944
Cato Corporation (The) Cl. A	30,450	1,173,848
Citi Trends	105,624	1,883,276
Container Store Group (The) [1]	130,800	767,796
Kirkland’s	128,340	2,247,233
Shoe Carnival	71,214	1,919,930
Stage Stores	161,700	1,303,302
Stein Mart	265,034	1,942,699
Zumiez [1]	61,800	1,231,056

		16,332,758

Textiles, Apparel & Luxury Goods - 1.5%
Culp	82,874	2,172,956
Vera Bradley [1]	72,000	1,464,480

		3,637,436

Total		41,295,005

Consumer Staples – 0.7%
Food Products - 0.7%
Limoneira Company	69,530	1,056,856
Waterloo Investment Holdings [1,5]	2,760,860	773,041

Total		1,829,897

Energy – 4.1%
Energy Equipment & Services - 3.0%
Gulf Island Fabrication	203,918	1,600,756
Natural Gas Services Group [1]	68,087	1,472,722
Newpark Resources [1]	209,100	903,312
Profire Energy [1,2]	697,312	676,393
Tesco Corporation [1]	181,000	1,558,410
Total Energy Services	143,900	1,329,586

		7,541,179

Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping	193,975	1,639,089
Panhandle Oil & Gas Cl. A	55,900	967,629

		2,606,718

Total		10,147,897

Financials – 12.2%
Banks - 2.0%
Blue Hills Bancorp	76,500	1,045,755
Caribbean Investment Holdings [1]	1,858,170	200,160
County Bancorp	40,800	819,264
John Marshall Bank [1,4]	43,640	730,970
Park Sterling	153,100	1,021,177
TriState Capital Holdings [1]	101,157	1,274,578

		5,091,904

Capital Markets - 4.0%
FBR & Co.	62,842	1,136,812
Gluskin Sheff + Associates	116,500	1,652,304
GMP Capital [1]	172,200	623,168
JMP Group LLC	202,749	1,060,377
Newtek Business Services	87,249	1,090,613
Pzena Investment Management Cl. A	135,400	1,022,270
Silvercrest Asset Management Group Cl. A	142,300	1,812,902
Westwood Holdings Group	26,172	1,534,988

		9,933,434

Diversified Financial Services - 0.6%
GAIN Capital Holdings	232,000	1,521,920

Insurance - 1.2%
Atlas Financial Holdings [1]	50,000	907,000
Blue Capital Reinsurance Holdings	41,300	740,096
eHealth [1]	127,500	1,197,225

		2,844,321

Real Estate Management & Development - 1.9%
AV Homes [1]	168,550	1,914,728
FRP Holdings [1]	39,275	1,398,190
Kennedy-Wilson Holdings	69,885	1,530,481

		4,843,399

Thrifts & Mortgage Finance - 2.5%
Beneficial Bancorp [1]	101,400	1,388,166
Clifton Bancorp	96,200	1,454,544
HomeStreet [1]	37,600	782,456
Meridian Bancorp	105,600	1,469,952
Westfield Financial	137,700	1,160,811

		6,255,929

Total		30,490,907

Health Care – 12.1%
Biotechnology - 2.8%
BioSpecifics Technologies [1]	22,800	793,896
Dynavax Technologies [1,2]	56,600	1,088,984
Genomic Health [1]	30,500	755,485
Lexicon Pharmaceuticals [1,2]	78,810	941,780
Progenics Pharmaceuticals [1]	284,700	1,241,292
Zealand Pharma [1]	110,400	2,275,941

		7,097,378

Health Care Equipment & Supplies - 5.0%
AtriCure [1]	40,800	686,664
Avinger [1,2]	51,700	495,286
ConforMIS [1,2]	72,200	776,150
CryoLife	206,555	2,220,466
Inogen [1]	21,300	958,074
Novadaq Technologies [1,2]	77,621	860,817
Orthofix International [1]	28,800	1,195,776
RTI Surgical [1]	220,300	881,200
SurModics [1]	99,822	1,837,723
Synergetics USA (Rights) [1,5]	196,684	37,370
Syneron Medical [1]	166,090	1,214,118
Trinity Biotech ADR Cl. A [1]	110,176	1,284,652

		12,448,296

Health Care Providers & Services - 1.0%
Landauer	49,400	1,633,658
Nobilis Health [1,2]	307,200	958,464

		2,592,122

Life Sciences Tools & Services - 0.5%
Harvard Bioscience [1]	435,679	1,315,751

Pharmaceuticals - 2.8%
Agile Therapeutics [1]	102,882	638,897
BioDelivery Sciences International [1,2]	280,200	905,046
Intersect ENT [1]	53,700	1,020,300
Lipocine [1,2]	85,400	866,810
Relypsa [1,2]	68,400	926,820
Theravance Biopharma [1]	86,000	1,616,800
XenoPort [1,2]	202,600	913,726

		6,888,399

Total		30,341,946

Industrials – 19.0%
Aerospace & Defense - 1.0%
CPI Aerostructures [1]	129,618	950,100
Vectrus [1]	66,900	1,521,975

		2,472,075

Building Products - 0.6%
AAON	56,199	1,573,572

Commercial Services & Supplies - 1.0%
Heritage-Crystal Clean [1]	140,374	1,395,318
Horizon North Logistics	11,800	11,175
Hudson Technologies [1]	358,004	1,174,253

		2,580,746

Construction & Engineering - 1.0%
MYR Group [1]	49,400	1,240,434
Northwest Pipe [1]	126,100	1,162,642

		2,403,076

Electrical Equipment - 1.2%
LSI Industries	203,236	2,388,023
Power Solutions International [1]	50,300	694,140

		3,082,163

Industrial Conglomerates - 0.6%
Raven Industries	92,700	1,485,054

Machinery - 7.0%
CIRCOR International	45,259	2,099,565
Federal Signal	48,000	636,480
FreightCar America	71,909	1,120,342
Gorman-Rupp Company (The)	37,913	983,084
Graham Corporation	97,488	1,940,986
Kadant	54,376	2,455,620
Key Technology [1]	155,514	1,060,606
Lindsay Corporation	15,900	1,138,599
Lydall [1]	79,100	2,572,332
RBC Bearings [1]	17,369	1,272,453
Sun Hydraulics	32,500	1,078,675
Tennant Company	24,900	1,281,852

		17,640,594

Marine - 0.8%
Clarkson	60,500	1,929,026

Professional Services - 4.7%
CRA International [1]	73,983	1,453,026
Exponent	16,170	824,832
GP Strategies [1]	41,718	1,143,073
Heidrick & Struggles International	70,100	1,661,370
Kforce	102,858	2,013,960
Navigant Consulting [1]	117,500	1,857,675
Resources Connection	181,152	2,818,725

		11,772,661

Road & Rail - 1.1%
Marten Transport	86,033	1,610,538
Patriot Transportation Holding [1]	54,358	1,099,119

		2,709,657

Total		47,648,624

Information Technology – 23.0%
Communications Equipment - 1.6%
CalAmp Corporation [1]	70,800	1,269,444
Digi International [1]	128,183	1,208,766
KVH Industries [1]	172,700	1,649,285

		4,127,495

Electronic Equipment, Instruments & Components - 7.9%
CUI Global [1]	126,174	1,019,486
DTS [1]	82,700	1,801,206
ePlus [1]	31,967	2,573,663
Fabrinet [1]	47,649	1,541,445
FARO Technologies [1]	33,700	1,085,477
GSI Group [1]	131,742	1,865,467
Mesa Laboratories	13,000	1,252,550
Neonode [1]	527,396	1,075,888
Orbotech [1]	68,800	1,636,064
PC Connection	81,000	2,090,610
Perceptron [1]	120,500	584,425
Rogers Corporation [1]	23,000	1,377,010
Vishay Precision Group [1]	128,200	1,796,082

		19,699,373

Internet Software & Services - 1.3%
Intralinks Holdings [1]	109,100	859,708
QuinStreet [1]	493,904	1,689,152
United Online [1]	28,200	325,428
UrtheCast Corporation [1]	434,700	381,565

		3,255,853

IT Services - 1.0%
Cass Information Systems	28,100	1,471,035
Computer Task Group	223,710	1,143,158

		2,614,193

Semiconductors & Semiconductor Equipment - 7.2%
Axcelis Technologies [1]	513,700	1,438,360
Brooks Automation	150,300	1,563,120
Nanometrics [1]	95,100	1,506,384
NeoPhotonics Corporation [1]	59,500	835,380
PDF Solutions [1]	158,500	2,120,730
Photronics [1]	166,800	1,736,388
Rudolph Technologies [1]	130,151	1,777,862
Sigma Designs [1]	171,700	1,167,560
Silicon Motion Technology ADR	55,300	2,146,193
Ultra Clean Holdings [1]	163,600	876,896
Ultratech [1]	37,400	816,816
Xcerra Corporation [1]	301,561	1,966,178

		17,951,867

Software - 3.1%
Attunity [1]	122,100	874,236
Computer Modelling Group	161,200	1,258,570
QAD Cl. A	59,200	1,258,000
Rubicon Project [1]	97,800	1,787,784
SeaChange International [1]	309,107	1,706,271
Zix Corporation [1]	194,800	765,564

		7,650,425

Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology [1]	110,700	748,332
Super Micro Computer [1]	46,246	1,576,063

		2,324,395

Total		57,623,601

Materials – 4.1%
Chemicals - 2.1%
BioAmber [1]	236,912	995,030
FutureFuel Corporation	143,300	1,689,507
Quaker Chemical	19,160	1,625,918
Trecora Resources [1]	98,100	943,722

		5,254,177

Metals & Mining - 2.0%
Ferroglobe	112,200	988,482
Haynes International	50,430	1,840,695
McEwen Mining	324,304	609,691
Olympic Steel	88,073	1,524,544

		4,963,412

Total		10,217,589

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
ORBCOMM [1]	122,400	1,239,912

Total		1,239,912

Miscellaneous[3] – 1.6%
Total		4,040,521

TOTAL COMMON STOCKS
(Cost $222,908,776)		234,875,899

REPURCHASE AGREEMENT – 6.4%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $15,862,013 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 5/31/21, valued at $16,181,025)
(Cost $15,862,000)		15,862,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.6%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1949%)
(Cost $4,057,789)		4,057,789

TOTAL INVESTMENTS – 101.8%
(Cost $242,828,565)		254,795,688

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.8)%		(4,487,829)

NET ASSETS – 100.0%		$250,307,859

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP OPPORTUNITY FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.3%

Consumer Discretionary – 14.6%
Auto Components - 0.9%
Spartan Motors	85,988	$339,653

Hotels, Restaurants & Leisure - 1.7%
Belmond Cl. A [1]	25,000	237,250
Ruby Tuesday [1]	78,000	419,640

		656,890

Household Durables - 6.5%
Beazer Homes USA [1]	75,000	654,000
Dixie Group [1]	68,318	287,619
Installed Building Products [1]	19,229	511,684
M.D.C. Holdings	17,000	426,020
New Home [1]	46,510	570,212

		2,449,535

Media - 0.5%
McClatchy Company (The) Cl. A [1]	195,967	205,765

Specialty Retail - 4.9%
Guess?	12,000	225,240
New York & Company [1]	79,431	314,547
Select Comfort [1]	24,500	475,055
TravelCenters of America LLC [1]	80,000	541,600
West Marine [1]	34,000	309,060

		1,865,502

Textiles, Apparel & Luxury Goods - 0.1%
Vince Holding [1]	5,000	31,650
Vince Holding Corporation (Rights) [1,5]	5,000	1,324

		32,974

Total		5,550,319

Consumer Staples – 0.6%
Food Products - 0.6%
Landec Corporation [1]	20,011	210,116

Total		210,116

Energy – 2.6%
Energy Equipment & Services - 0.9%
Helix Energy Solutions Group [1]	27,500	154,000
Newpark Resources [1]	45,000	194,400

		348,400

Oil, Gas & Consumable Fuels - 1.7%
Ardmore Shipping	38,000	321,100
Pengrowth Energy [1]	255,000	334,050

		655,150

Total		1,003,550

Financials – 3.6%
Banks - 1.7%
State Bank Financial	22,000	434,720
TriState Capital Holdings [1]	16,041	202,117

		636,837

Insurance - 0.7%
James River Group Holdings	9,006	290,534

Thrifts & Mortgage Finance - 1.2%
BofI Holding [1]	17,000	362,780
NMI Holdings Cl. A [1]	16,450	83,072

		445,852

Total		1,373,223

Health Care – 12.7%
Biotechnology - 1.1%
CareDx [1]	85,917	426,149

Health Care Equipment & Supplies - 7.7%
Accuray [1]	110,000	635,800
Derma Sciences [1]	55,007	170,522
Exactech [1]	30,055	608,914
Invacare Corporation	20,000	263,400
OraSure Technologies [1]	75,000	542,250
Trinity Biotech ADR Cl. A [1]	60,000	699,600

		2,920,486

Health Care Providers & Services - 3.1%
Alliance HealthCare Services [1]	37,312	268,273
Civitas Solutions [1]	26,200	456,666
Kindred Healthcare	36,000	444,600

		1,169,539

Life Sciences Tools & Services - 0.8%
Cambrex Corporation [1]	7,000	308,000

Total		4,824,174

Industrials – 20.6%
Aerospace & Defense - 3.6%
Aerojet Rocketdyne Holdings [1]	14,500	237,510
KEYW Holding Corporation [1]	58,697	389,748
Kratos Defense & Security Solutions [1]	150,000	742,500

		1,369,758

Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings [1]	9,800	414,246

Building Products - 1.7%
Builders FirstSource [1]	35,700	402,339
PGT [1]	25,000	246,000

		648,339

Commercial Services & Supplies - 2.6%
Team [1]	13,500	410,130
TRC Companies [1]	77,875	564,594

		974,724

Construction & Engineering - 0.8%
Great Lakes Dredge & Dock [1]	40,000	178,400
Northwest Pipe [1]	15,000	138,300

		316,700

Electrical Equipment - 4.9%
Encore Wire	17,000	661,810
General Cable	38,100	465,201
Power Solutions International [1]	54,000	745,200

		1,872,211

Machinery - 5.9%
Astec Industries	10,500	490,035
FreightCar America	32,000	498,560
Gencor Industries [1]	29,918	437,401
Hyster-Yale Materials Handling Cl. A	5,700	379,620
Mueller Water Products Cl. A	42,000	414,960

		2,220,576

Total		7,816,554

Information Technology – 30.3%
Communications Equipment - 5.1%
Aerohive Networks [1]	75,000	374,250
Alliance Fiber Optic Products [1]	42,000	621,180
Applied Optoelectronics [1]	12,500	186,375
Aviat Networks [1]	121,169	86,030
Comtech Telecommunications	24,000	560,880
Oclaro [1]	19,000	102,600

		1,931,315

Electronic Equipment, Instruments & Components - 4.5%
Electro Scientific Industries [1]	85,092	608,408
II-VI [1]	10,000	217,100
KEMET Corporation [1]	170,000	328,100
PCM [1]	52,488	420,954
TTM Technologies [1]	20,000	133,000

		1,707,562

Internet Software & Services - 6.7%
Amber Road [1]	160,502	868,316
Angie’s List [1]	32,916	265,632
EarthLink Holdings	71,000	402,570
Limelight Networks [1]	135,579	245,398
MINDBODY Cl. A [1]	23,951	319,267
Monster Worldwide [1]	66,500	216,790
Tremor Video [1]	130,452	229,595

		2,547,568

IT Services - 0.4%
Datalink Corporation [1]	18,000	164,520

Semiconductors & Semiconductor Equipment - 9.4%
Alpha & Omega Semiconductor [1]	40,120	475,422
FormFactor [1]	43,040	312,901
Inphi Corporation [1]	10,000	333,400
Kopin Corporation [1]	126,796	210,481
Mattson Technology [1]	30,300	110,595
MaxLinear Cl. A [1]	15,000	277,500
Nanometrics [1]	38,238	605,690
Rudolph Technologies [1]	32,003	437,161
Sigma Designs [1]	60,000	408,000
SunEdison Semiconductor [1]	62,694	406,257

		3,577,407

Software - 2.2%
A10 Networks [1]	41,700	246,864
Datawatch Corporation [1]	94,285	466,711
Tangoe [1]	14,058	110,917

		824,492

Technology Hardware, Storage & Peripherals - 2.0%
Intevac [1]	39,586	178,137
Silicon Graphics International [1]	82,075	584,374

		762,511

Total		11,515,375

Materials – 7.7%
Chemicals - 4.8%
Axiall Corporation	6,000	131,040
Calgon Carbon	38,573	540,793
Intrepid Potash [1]	37,700	41,847
Kraton Performance Polymers [1]	27,000	467,100
Schulman (A.)	23,000	626,060

		1,806,840

Construction Materials - 1.6%
U.S. Concrete [1]	10,500	625,590

Metals & Mining - 1.3%
A. M. Castle & Co. [1]	185,000	499,500

Total		2,931,930

Miscellaneous[3] – 2.6%
Total		979,686

TOTAL COMMON STOCKS
(Cost $38,308,455)		36,204,927

REPURCHASE AGREEMENT – 6.7%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $2,529,002 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at $2,583,632)
(Cost $2,529,000)		2,529,000

TOTAL INVESTMENTS – 102.0%
(Cost $40,837,455)		38,733,927

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.0)%		(743,000)

NET ASSETS – 100.0%		$37,990,927

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.7%

Consumer Discretionary – 15.7%
Auto Components - 2.0%
Dana Holding Corporation	736,636	$10,379,201
Fuel Systems Solutions [1,6]	957,402	5,294,433
Spartan Motors	1,088,234	4,298,524
Tower International	359,554	9,779,869

		29,752,027

Automobiles - 0.6%
Winnebago Industries	363,377	8,157,814

Distributors - 0.3%
VOXX International Cl. A [1]	953,891	4,263,893

Hotels, Restaurants & Leisure - 2.1%
Belmond Cl. A [1]	849,619	8,062,884
Carrols Restaurant Group [1]	383,805	5,542,144
Ignite Restaurant Group [1,2]	531,933	1,723,463
Krispy Kreme Doughnuts [1]	499,461	7,786,597
Ruby Tuesday [1]	1,328,231	7,145,883

		30,260,971

Household Durables - 3.0%
Beazer Homes USA [1]	758,579	6,614,809
Dixie Group [1,6]	873,335	3,676,740
Installed Building Products [1]	122,973	3,272,312
M.D.C. Holdings	353,950	8,869,987
M/I Homes [1]	380,100	7,088,865
New Home [1,2]	188,274	2,308,239
TRI Pointe Group [1]	404,372	4,763,502
William Lyon Homes Cl. A [1,2]	484,341	7,018,101

		43,612,555

Internet & Catalog Retail - 0.5%
EVINE Live [1]	205,293	240,193
Gaiam Cl. A [1]	728,907	4,665,005
Lands’ End [1,2]	80,800	2,061,208

		6,966,406

Leisure Products - 0.2%
Black Diamond [1]	749,633	3,388,341

Media - 1.2%
Ballantyne Strong [1]	684,737	3,142,943
Entravision Communications Cl. A	734,300	5,463,192
McClatchy Company (The) Cl. A [1]	3,104,662	3,259,895
New York Times Cl. A	384,099	4,785,874
Sizmek [1]	447,350	1,297,315

		17,949,219

Multiline Retail - 0.5%
Bon-Ton Stores (The) [1]	289,596	657,383
J.C. Penney Company [1,2]	634,041	7,012,493

		7,669,876

Specialty Retail - 4.5%
American Eagle Outfitters	394,600	6,577,982
Ascena Retail Group [1]	1,133,892	12,540,846
bebe stores [1]	1,135,445	624,268
Chico’s FAS	379,000	5,029,330
Destination Maternity	164,037	1,122,013
Guess?	144,800	2,717,896
Lumber Liquidators Holdings [1,2]	93,600	1,228,032
New York & Company [1]	1,129,617	4,473,283
Rent-A-Center	686,806	10,885,875
Restoration Hardware Holdings [1,2]	121,900	5,107,610
Sears Hometown and Outlet Stores [1]	348,245	2,235,733
TravelCenters of America LLC [1]	886,514	6,001,700
West Marine [1]	860,705	7,823,808

		66,368,376

Textiles, Apparel & Luxury Goods - 0.8%
Unifi [1]	405,867	9,298,413
Vince Holding [1]	308,300	1,951,539
Vince Holding Corporation (Rights) [1,5]	308,300	81,654

		11,331,606

Total		229,721,084

Consumer Staples – 2.0%
Food & Staples Retailing - 0.3%
SUPERVALU [1]	864,700	4,980,672

Food Products - 0.6%
Inventure Foods [1]	33,092	186,970
Landec Corporation [1]	409,602	4,300,821
SunOpta [1]	1,021,590	4,556,291

		9,044,082

Household Products - 0.6%
Central Garden & Pet [1]	542,148	8,858,698

Personal Products - 0.5%
Elizabeth Arden [1,2]	804,094	6,585,530

Total		29,468,982

Energy – 2.1%
Energy Equipment & Services - 0.9%
Key Energy Services [1,2]	380,600	140,594
Matrix Service [1]	323,308	5,722,551
Newpark Resources [1]	1,174,031	5,071,814
Parker Drilling [1]	382,400	810,688
Willbros Group [1,2]	615,809	1,311,673

		13,057,320

Oil, Gas & Consumable Fuels - 1.2%
Ardmore Shipping	522,300	4,413,435
Matador Resources [1,2]	91,100	1,727,256
Pengrowth Energy [1]	2,112,900	2,767,899
Scorpio Tankers	960,026	5,596,952
StealthGas [1]	969,921	3,423,821

		17,929,363

Total		30,986,683

Financials – 6.2%
Banks - 3.1%
BankUnited	136,798	4,711,323
Boston Private Financial Holdings	965,146	11,050,922
Brookline Bancorp	148,900	1,639,389
CenterState Banks	330,241	4,917,288
Fidelity Southern	130,840	2,098,673
First Bancorp	111,108	2,094,386
Guaranty Bancorp	246,860	3,816,456
Southern National Bancorp of Virginia	156,915	1,870,427
State Bank Financial	395,659	7,818,222
Umpqua Holdings	363,900	5,771,454

		45,788,540

Consumer Finance - 0.4%
Enova International [1]	975,995	6,158,529

Insurance - 1.2%
Ambac Financial Group [1]	336,646	5,319,007
Assured Guaranty	151,900	3,843,070
MBIA [1]	924,376	8,180,727

		17,342,804

Investment Companies - 0.1%
BlackRock Resources & Commodities Strategy Trust	220,900	1,592,689

Real Estate Investment Trusts (REITs) - 0.6%
BRT Realty Trust [1]	154,757	1,075,561
Mack-Cali Realty	302,250	7,102,875

		8,178,436

Real Estate Management & Development - 0.5%
Tejon Ranch [1]	322,353	6,630,801

Thrifts & Mortgage Finance - 0.3%
MGIC Investment [1]	154,785	1,187,201
Walker & Dunlop [1]	112,637	2,733,700
Washington Federal	39,400	892,410

		4,813,311

Total		90,505,110

Health Care – 3.7%
Health Care Equipment & Supplies - 1.8%
Accuray [1,2]	1,004,900	5,808,322
Analogic Corporation	52,766	4,169,042
AngioDynamics [1]	476,540	5,856,677
Exactech [1]	95,255	1,929,866
Invacare Corporation	473,125	6,231,056
RTI Surgical [1]	686,934	2,747,736

		26,742,699

Health Care Providers & Services - 0.4%
Healthways [1]	574,504	5,796,745

Health Care Technology - 0.8%
Allscripts Healthcare Solutions [1]	912,136	12,049,317

Life Sciences Tools & Services - 0.7%
Albany Molecular Research [1,2]	676,804	10,348,333

Total		54,937,094

Industrials – 22.6%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings [1]	468,140	7,668,133
KEYW Holding Corporation [1,2]	443,300	2,943,512
Kratos Defense & Security Solutions [1]	1,655,924	8,196,824
LMI Aerospace [1,6]	835,830	7,112,913

		25,921,382

Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings [1]	20,162	852,248

Airlines - 0.1%
Virgin America [1,2]	39,200	1,511,552

Building Products - 4.0%
Builders FirstSource [1]	295,994	3,335,852
Gibraltar Industries [1]	104,187	2,979,748
Griffon Corporation	390,400	6,031,680
Insteel Industries	277,168	8,473,026
NCI Building Systems [1]	971,100	13,789,620
PGT [1]	687,783	6,767,785
Ply Gem Holdings [1]	597,792	8,398,978
Quanex Building Products	549,286	9,535,605

		59,312,294

Commercial Services & Supplies - 3.2%
ABM Industries	233,200	7,534,692
Herman Miller	286,100	8,837,629
Interface	641,116	11,886,291
Kimball International Cl. B	246,400	2,796,640
Steelcase Cl. A	334,100	4,984,772
TRC Companies [1]	1,439,545	10,436,701

		46,476,725

Construction & Engineering - 2.4%
Aegion Corporation [1]	589,989	12,442,868
Layne Christensen [1,2]	844,304	6,070,546
MasTec [1]	571,300	11,563,112
Northwest Pipe [1,6]	509,994	4,702,145

		34,778,671

Electrical Equipment - 2.0%
Encore Wire	378,903	14,750,694
General Cable	1,024,874	12,513,711
Power Solutions International [1,2]	159,695	2,203,791

		29,468,196

Machinery - 7.1%
Albany International Cl. A	247,250	9,294,127
Astec Industries	319,625	14,916,899
Commercial Vehicle Group [1]	697,240	1,847,686
Dynamic Materials	404,662	2,622,210
Federal Signal	585,432	7,762,828
Hardinge	578,897	7,218,846
Hurco Companies	202,073	6,666,388
Hyster-Yale Materials Handling Cl. A	103,986	6,925,468
Meritor [1]	564,919	4,553,247
Mueller Industries	508,121	14,948,920
Mueller Water Products Cl. A	1,693,276	16,729,567
NN	657,419	8,993,492
Westport Innovations [1]	852,096	2,219,710

		104,699,388

Marine - 0.3%
Diana Shipping [1]	665,580	1,777,099
Genco Shipping & Trading [1]	290,019	185,612
Navios Maritime Holdings [1]	1,271,249	1,436,511
Scorpio Bulkers [1,2]	122,790	402,751

		3,801,973

Road & Rail - 0.1%
Swift Transportation Cl. A [1,2]	94,344	1,757,629

Trading Companies & Distributors - 0.7%
Kaman Corporation	102,331	4,368,510
Univar [1]	387,939	6,664,792

		11,033,302

Transportation Infrastructure - 0.8%
Wesco Aircraft Holdings [1]	807,400	11,618,486

Total		331,231,846

Information Technology – 30.2%
Communications Equipment - 2.6%
ARRIS International [1]	341,860	7,835,431
Aviat Networks [1]	2,960,642	2,102,056
ClearOne	275,358	3,194,153
Comtech Telecommunications	504,004	11,778,573
EMCORE Corporation [1]	535,068	2,675,340
Extreme Networks [1]	1,209,041	3,760,117
Harmonic [1]	874,777	2,860,521
Oclaro [1]	642,277	3,468,296
Westell Technologies Cl. A [1]	1,077,145	1,260,260

		38,934,747

Electronic Equipment, Instruments & Components - 8.7%
Benchmark Electronics [1]	399,200	9,201,560
Daktronics	502,325	3,968,367
Echelon Corporation [1,2]	216,752	1,224,649
Electro Scientific Industries [1]	837,807	5,990,320
Frequency Electronics [1]	224,263	2,238,145
GSI Group [1]	519,316	7,353,515
Identiv [1]	358,240	773,798
II-VI [1]	513,137	11,140,204
Ingram Micro Cl. A [1]	142,014	5,099,723
KEMET Corporation [1,2,6]	2,408,553	4,648,507
Knowles Corporation [1,2]	287,977	3,795,537
Maxwell Technologies [1]	1,059,174	6,291,494
Mercury Systems [1]	703,878	14,288,723
Park Electrochemical	213,234	3,413,876
PCM [1]	573,444	4,599,021
Perceptron [1]	442,126	2,144,311
QLogic Corporation [1]	336,733	4,525,692
RadiSys Corporation [1]	662,678	2,617,578
Sanmina Corporation [1]	494,423	11,559,610
SigmaTron International [1,6]	347,772	2,159,664
Systemax [1]	56,200	492,874
TTM Technologies [1]	867,525	5,769,041
Vishay Intertechnology	877,723	10,716,998
Vishay Precision Group [1]	239,542	3,355,983

		127,369,190

Internet Software & Services - 2.8%
Amber Road [1]	397,454	2,150,226
Bankrate [1]	110,108	1,009,690
Blucora [1]	976,540	5,038,946
Care.com [1]	796,937	4,901,163
EarthLink Holdings	1,774,758	10,062,878
Limelight Networks [1]	917,569	1,660,800
Marin Software [1,2]	442,839	1,337,374
Monster Worldwide [1,2]	1,644,300	5,360,418
QuinStreet [1]	1,209,939	4,137,991
Support.com [1]	1,417,297	1,218,876
Tremor Video [1,2]	996,421	1,753,701
YuMe [1,2]	478,480	1,789,515

		40,421,578

IT Services - 1.4%
CIBER [1]	1,758,173	3,709,745
Computer Task Group	648,448	3,313,569
Datalink Corporation [1]	477,109	4,360,776
Unisys Corporation [1]	1,116,824	8,599,545

		19,983,635

Semiconductors & Semiconductor Equipment - 11.8%
Advanced Energy Industries [1]	429,833	14,953,890
Alpha & Omega Semiconductor [1]	353,415	4,187,968
Amtech Systems [1,6]	774,061	5,023,656
Axcelis Technologies [1]	734,794	2,057,423
AXT [1]	433,392	1,070,478
Brooks Automation	1,265,900	13,165,360
Cohu	631,206	7,498,727
Cree [1,2]	202,200	5,884,020
Cypress Semiconductor	372,400	3,224,984
Exar Corporation [1]	1,013,094	5,825,290
FormFactor [1]	779,168	5,664,551
Intersil Corporation Cl. A	713,493	9,539,401
IXYS Corporation	796,654	8,938,458
Kopin Corporation [1]	1,125,122	1,867,703
Kulicke & Soffa Industries [1]	866,288	9,806,380
Mattson Technology [1]	303,800	1,108,870
MaxLinear Cl. A [1]	704,822	13,039,207
Microsemi Corporation [1]	402,054	15,402,689
Nanometrics [1]	719,739	11,400,666
NeoPhotonics Corporation [1]	477,896	6,709,660
Rubicon Technology [1]	981,928	716,807
Rudolph Technologies [1]	569,416	7,778,223
SemiLEDs Corporation [1]	894,782	259,487
Sigma Designs [1]	601,182	4,088,038
SunEdison Semiconductor [1,2]	672,483	4,357,690
Ultra Clean Holdings [1]	815,738	4,372,356
Xcerra Corporation [1]	912,054	5,946,592

		173,888,574

Software - 0.8%
A10 Networks [1]	849,899	5,031,402
Mentor Graphics	203,919	4,145,673
SeaChange International [1]	504,400	2,784,288

		11,961,363

Technology Hardware, Storage & Peripherals - 2.1%
Avid Technology [1]	537,480	3,633,365
Cray [1]	246,132	10,315,392
Intevac [1]	960,391	4,321,760
Silicon Graphics International [1]	1,696,684	12,080,390

		30,350,907

Total		442,909,994

Materials – 10.4%
Chemicals - 4.3%
Axiall Corporation	80,623	1,760,806
Calgon Carbon	227,800	3,193,756
Ferro Corporation [1]	1,023,411	12,147,889
H.B. Fuller Company	99,400	4,219,530
Huntsman Corporation	657,700	8,747,410
Intrepid Potash [1]	383,203	425,355
Kraton Performance Polymers [1]	788,460	13,640,358
Olin Corporation	482,900	8,387,973
Schulman (A.)	385,440	10,491,677

		63,014,754

Construction Materials - 0.5%
U.S. Concrete [1]	140,672	8,381,238

Metals & Mining - 5.0%
A. M. Castle & Co. [1,2,6]	1,817,898	4,908,325
AK Steel Holding Corporation [1,2]	1,261,900	5,211,647
Allegheny Technologies	445,712	7,265,106
Carpenter Technology	178,741	6,118,304
Century Aluminum [1]	964,603	6,800,451
Coeur Mining [1]	415,700	2,336,234
Commercial Metals	943,961	16,019,018
Haynes International	240,538	8,779,637
Hecla Mining	951,800	2,646,004
Kaiser Aluminum	47,000	3,973,380
Pan American Silver	432,000	4,695,840
Synalloy Corporation	342,833	2,715,237
TimkenSteel Corporation [1,2]	183,258	1,667,648

		73,136,831

Paper & Forest Products - 0.6%
Louisiana-Pacific Corporation [1]	513,700	8,794,544

Total		153,327,367

Telecommunication Services – 0.7%
Diversified Telecommunication Services - 0.6%
Iridium Communications [1]	1,212,250	9,540,407

Wireless Telecommunication Services - 0.1%
Boingo Wireless [1]	182,804	1,411,247

Total		10,951,654

Utilities – 0.2%
Water Utilities - 0.2%
Pure Cycle [1]	525,799	2,371,354

Total		2,371,354

Miscellaneous[3] – 0.9%
Total		13,375,354

TOTAL COMMON STOCKS
(Cost $1,448,175,959)		1,389,786,522

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.0%
The McClatchy Company 9.00% due 12/15/22 [2]
(Cost $375,844)	$400,000	369,000

REPURCHASE AGREEMENT – 5.2%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $75,645,063 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 5/31/21, valued at $77,161,831)
(Cost $75,645,000)		75,645,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.4%
U.S. Treasury Bills
due 8/18/16-12/8/16	1,188	1,188
U.S. Treasury Bonds
0.75%-7.625%
due 1/15/25-5/15/45	2,730	2,728
U.S. Treasury Notes
0.125%-3.50%
due 5/15/16-8/15/25	9,013	9,027
U.S. Treasury Notes - Floating Rate
due 1/31/17-7/31/17	344	344
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1949%)		35,956,050

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $35,969,337)		35,969,337

TOTAL INVESTMENTS – 102.3%
(Cost $1,560,166,140)		1,501,769,859

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.3)%		(34,134,217)

NET ASSETS – 100.0%		$1,467,635,642

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.9%

Consumer Discretionary – 15.0%
Auto Components - 3.4%
Dorman Products [1]	353,141	$19,217,933
Drew Industries	461,773	29,765,888
Gentex Corporation	1,126,134	17,669,043
Motorcar Parts of America [1]	25,000	949,500
Standard Motor Products	96,451	3,342,027
STRATTEC SECURITY [6]	250,647	14,384,631
Superior Industries International	422,900	9,337,632

		94,666,654

Automobiles - 1.2%
Thor Industries	239,181	15,252,572
Winnebago Industries	783,400	17,587,330

		32,839,902

Distributors - 1.2%
Core-Mark Holding Company	236,730	19,307,699
Fenix Parts [1]	25,000	115,000
Weyco Group	504,800	13,437,776

		32,860,475

Diversified Consumer Services - 0.4%
DeVry Education Group	46,000	794,420
Liberty Tax Cl. A	484,655	9,494,392
LifeLock [1,2]	24,000	289,680

		10,578,492

Hotels, Restaurants & Leisure - 0.0%
MTY Food Group	28,600	760,171

Household Durables - 1.5%
Cavco Industries [1]	17,900	1,672,934
Ethan Allen Interiors	849,988	27,046,618
Flexsteel Industries	94,800	4,140,864
NVR [1]	5,650	9,788,060

		42,648,476

Internet & Catalog Retail - 0.3%
Blue Nile	55,468	1,426,082
FTD Companies [1]	298,014	7,822,868

		9,248,950

Leisure Products - 0.1%
Nautilus [1]	131,200	2,534,784

Media - 0.9%
E.W. Scripps Company Cl. A	292,267	4,556,443
Harte-Hanks	78,440	198,453
Loral Space & Communications [1]	23,580	828,365
Media General [1]	124,600	2,032,226
Saga Communications Cl. A	142,034	5,689,882
Wiley (John) & Sons Cl. A	250,383	12,241,225

		25,546,594

Multiline Retail - 0.4%
Dillard’s Cl. A	151,200	12,838,392

Specialty Retail - 4.6%
American Eagle Outfitters	773,491	12,894,095
America’s Car-Mart [1]	375,100	9,377,500
Barnes & Noble	106,000	1,310,160
Buckle (The)	621,711	21,057,352
Caleres	42,600	1,205,154
Cato Corporation (The) Cl. A	328,564	12,666,142
Destination Maternity	180,191	1,232,506
DSW Cl. A	431,700	11,932,188
Genesco [1]	165,023	11,922,912
Monro Muffler Brake	321,600	22,984,752
Penske Automotive Group	10,000	379,000
Shoe Carnival	525,336	14,163,058
Stein Mart	1,082,818	7,937,056

		129,061,875

Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor [1]	309,180	18,522,974
G-III Apparel Group [1]	30,500	1,491,145
Movado Group	179,626	4,945,103
Steven Madden [1]	69,946	2,590,800

		27,550,022

Total		421,134,787

Consumer Staples – 1.6%
Food & Staples Retailing - 0.2%
Village Super Market Cl. A	199,038	4,808,758

Food Products - 0.8%
Cal-Maine Foods [2]	28,070	1,457,114
Farmer Bros. [1]	47,777	1,331,545
Industrias Bachoco ADR	107,760	5,525,933
John B. Sanfilippo & Son	19,300	1,333,437
Sanderson Farms	79,200	7,142,256
Seneca Foods Cl. A [1]	128,564	4,466,313
Seneca Foods Cl. B [1]	7,197	275,213
SunOpta [1]	167,639	747,670

		22,279,481

Personal Products - 0.6%
Inter Parfums	342,600	10,586,340
Nu Skin Enterprises Cl. A	31,834	1,217,651
Nutraceutical International [1]	270,800	6,593,980

		18,397,971

Total		45,486,210

Energy – 3.4%
Energy Equipment & Services - 3.3%
CARBO Ceramics [1]	41,000	582,200
Diamond Offshore Drilling [1,2]	162,000	3,520,260
Era Group [1]	314,840	2,953,199
Forum Energy Technologies [1,2]	152,301	2,010,373
Frank’s International	114,000	1,878,720
Helmerich & Payne	173,380	10,180,874
Matrix Service [1]	669,767	11,854,876
Oil States International [1]	76,673	2,416,733
Pason Systems	1,396,120	17,737,039
RPC [1,2]	550,175	7,801,481
SEACOR Holdings [1]	371,809	20,245,000
TGS-NOPEC Geophysical	555,085	8,472,481
Unit Corporation [1]	360,184	3,173,221

		92,826,457

Oil, Gas & Consumable Fuels - 0.1%
Dorian LPG [1,2]	49,700	467,180
San Juan Basin Royalty Trust	252,033	1,297,970
World Fuel Services	27,700	1,345,666
WPX Energy [1]	66,000	461,340

		3,572,156

Total		96,398,613

Financials – 14.6%
Banks - 1.6%
Ames National	25,398	628,854
Blue Hills Bancorp	216,490	2,959,418
BOK Financial	24,500	1,338,190
Camden National	149,688	6,286,896
City Holding Company	71,770	3,429,171
CNB Financial	67,800	1,192,602
Codorus Valley Bancorp	39,090	790,400
First Citizens BancShares Cl. A	90,026	22,602,828
National Bankshares	76,200	2,615,184
Northrim BanCorp	99,206	2,372,015
Popular	32,000	915,520

		45,131,078

Capital Markets - 5.6%
AllianceBernstein Holding L.P.	411,200	9,634,416
Artisan Partners Asset Management Cl. A	337,470	10,407,575
Citadel Capital [1]	6,165,715	1,152,606
Cowen Group [1]	1,581,686	6,026,224
Diamond Hill Investment Group	114,017	20,222,055
Federated Investors Cl. B	771,259	22,250,822
Lazard Cl. A	299,257	11,611,172
Moelis & Company Cl. A	264,500	7,466,835
Reinet Investments	238,550	4,698,730
Reinet Investments DR	1,300,000	2,794,818
Rothschild & Co	328,346	8,118,868
SEI Investments	353,650	15,224,632
Sprott	5,005,100	9,788,608
Stifel Financial [1]	80,500	2,382,800
Virtus Investment Partners	61,370	4,793,611
Westwood Holdings Group	336,235	19,720,183

		156,293,955

Diversified Financial Services - 1.4%
Bolsa Mexicana de Valores	4,446,700	7,623,436
Morningstar	260,495	22,993,894
PICO Holdings [1]	637,841	6,525,113
Sofina	14,207	1,690,979

		38,833,422

Insurance - 2.8%
Alleghany Corporation [1]	4,790	2,376,798
Allied World Assurance Company Holdings	35,170	1,228,840
E-L Financial	40,600	20,741,559
Greenlight Capital Re Cl. A [1]	516,404	11,252,443
MBIA [1]	2,250,177	19,914,066
ProAssurance Corporation	30,000	1,518,000
Reinsurance Group of America	88,021	8,472,021
RLI Corp.	202,381	13,531,194

		79,034,921

Investment Companies - 0.4%
British Empire Trust	183,727	1,233,629
RIT Capital Partners	366,500	8,685,358

		9,918,987

Real Estate Management & Development - 1.4%
AV Homes [1]	81,000	920,160
FRP Holdings [1,6]	493,012	17,551,227
Marcus & Millichap [1]	220,700	5,603,573
St. Joe Company (The) [1,2]	105,000	1,800,750
Tejon Ranch [1]	704,385	14,489,200

		40,364,910

Thrifts & Mortgage Finance - 1.4%
Genworth MI Canada	1,103,457	26,007,175
LendingTree [1]	5,700	557,346
Southern Missouri Bancorp	7,900	189,758
TrustCo Bank Corp. NY	1,967,551	11,923,359

		38,677,638

Total		408,254,911

Health Care – 6.7%
Biotechnology - 0.4%
ARIAD Pharmaceuticals [1,2]	121,250	774,787
Myriad Genetics [1]	168,760	6,316,687
Progenics Pharmaceuticals [1]	264,600	1,153,656
Zealand Pharma [1]	125,737	2,592,120

		10,837,250

Health Care Equipment & Supplies - 2.5%
Analogic Corporation	202,100	15,967,921
Anika Therapeutics [1]	13,400	599,248
Atrion Corporation	9,500	3,755,920
IDEXX Laboratories [1]	262,290	20,542,553
Merit Medical Systems [1]	627,786	11,607,763
Neogen Corporation [1]	29,300	1,475,255
STERIS	203,500	14,458,675
Trinity Biotech ADR Cl. A [1,2]	91,100	1,062,226

		69,469,561

Health Care Providers & Services - 1.4%
Aceto Corporation	72,366	1,704,943
Ensign Group (The)	133,800	3,029,232
HealthSouth Corporation	183,713	6,913,120
Landauer	399,400	13,208,158
U.S. Physical Therapy	290,500	14,446,565

		39,302,018

Health Care Technology - 0.2%
Medidata Solutions [1]	148,165	5,735,467

Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories Cl. A [1]	97,122	13,278,520
Bio-Techne	254,840	24,087,477
ICON [1]	143,700	10,791,870
PAREXEL International [1]	237,000	14,867,010

		63,024,877

Total		188,369,173

Industrials – 28.0%
Aerospace & Defense - 1.5%
HEICO Corporation	403,735	24,276,586
HEICO Corporation Cl. A	128,140	6,099,464
Teledyne Technologies [1]	136,600	12,039,924

		42,415,974

Air Freight & Logistics - 1.5%
Echo Global Logistics [1]	207,004	5,622,229
Forward Air	607,200	27,518,304
Hub Group Cl. A [1]	185,000	7,546,150

		40,686,683

Airlines - 0.4%
Spirit Airlines [1]	231,938	11,128,385

Building Products - 1.5%
AAON	470,362	13,170,136
Gibraltar Industries [1]	378,620	10,828,532
Insteel Industries	82,159	2,511,601
Simpson Manufacturing	387,500	14,790,875

		41,301,144

Commercial Services & Supplies - 3.9%
Copart [1]	729,852	29,756,066
Healthcare Services Group	320,200	11,786,562
Heritage-Crystal Clean [1]	242,158	2,407,050
Mobile Mini	334,400	11,041,888
Ritchie Bros. Auctioneers	1,127,920	30,544,074
Steelcase Cl. A	326,670	4,873,916
Team [1]	286,082	8,691,171
UniFirst Corporation	90,756	9,903,295
US Ecology	10,000	441,600

		109,445,622

Construction & Engineering - 2.2%
EMCOR Group	281,600	13,685,760
Jacobs Engineering Group [1]	54,000	2,351,700
KBR	798,372	12,358,799
MYR Group [1]	356,284	8,946,291
Valmont Industries	190,275	23,563,656

		60,906,206

Electrical Equipment - 1.5%
AZZ	113,252	6,410,063
Encore Wire	245,879	9,572,069
Franklin Electric	476,200	15,319,354
Preformed Line Products [6]	290,278	10,600,953

		41,902,439

Industrial Conglomerates - 0.4%
Raven Industries	777,945	12,462,679

Machinery - 7.9%
Alamo Group	202,412	11,276,372
CIRCOR International	433,779	20,123,008
CLARCOR	274,600	15,869,134
Colfax Corporation [1]	74,543	2,131,184
Columbus McKinnon	92,975	1,465,286
Federal Signal	852,894	11,309,374
Gorman-Rupp Company (The)	56,666	1,469,349
Graco	184,849	15,519,922
Graham Corporation	32,300	643,093
Hyster-Yale Materials Handling Cl. A	18,610	1,239,426
John Bean Technologies	396,483	22,365,606
Kadant	32,700	1,476,732
Kennametal	17,100	384,579
Lincoln Electric Holdings	220,919	12,939,226
Lindsay Corporation	106,600	7,633,626
Lydall [1]	59,773	1,943,818
Miller Industries	252,032	5,111,209
Nordson Corporation	182,700	13,892,508
RBC Bearings [1]	354,400	25,963,344
Sun Hydraulics	684,287	22,711,486
Tennant Company	454,900	23,418,252
Wabtec Corporation	27,957	2,216,711

		221,103,245

Marine - 0.1%
Diana Shipping [1]	201,900	539,073
Kirby Corporation [1]	60,800	3,665,632

		4,204,705

Professional Services - 2.8%
Advisory Board (The) [1]	514,123	16,580,467
Exponent	389,878	19,887,677
Franklin Covey [1]	60,400	1,062,436
Heidrick & Struggles International	22,800	540,360
ICF International [1]	42,870	1,473,442
Korn/Ferry International	159,800	4,520,742
ManpowerGroup	199,905	16,276,265
Robert Half International	44,630	2,078,865
RPX Corporation [1]	240,052	2,702,986
TrueBlue [1]	492,720	12,884,628

		78,007,868

Road & Rail - 2.3%
Knight Transportation	59,125	1,546,119
Landstar System	390,160	25,208,238
Patriot Transportation Holding [1]	101,504	2,052,411
Saia [1]	625,843	17,617,480
Universal Truckload Services	586,484	9,659,391
Werner Enterprises	345,100	9,372,916

		65,456,555

Trading Companies & Distributors - 1.5%
Air Lease Cl. A	15,940	511,993
Applied Industrial Technologies	346,901	15,055,503
MSC Industrial Direct Cl. A	271,550	20,721,981
Richelieu Hardware	292,800	5,083,842

		41,373,319

Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings [1]	1,006,596	14,484,916

Total		784,879,740

Information Technology – 20.1%
Communications Equipment - 0.9%
ADTRAN	78,700	1,591,314
Alliance Fiber Optic Products [1]	162,000	2,395,980
Brocade Communications Systems	1,235,650	13,073,177
Digi International [1]	354,544	3,343,350
NetScout Systems [1]	50,300	1,155,391
TESSCO Technologies	207,017	3,446,833

		25,006,045

Electronic Equipment, Instruments & Components - 11.0%
Anixter International [1]	245,000	12,766,950
Badger Meter	227,514	15,131,956
Benchmark Electronics [1]	475,714	10,965,208
Cognex Corporation	545,060	21,230,087
Coherent [1]	297,050	27,298,895
Dolby Laboratories Cl. A	307,551	13,366,166
DTS [1]	866,529	18,873,002
Fabrinet [1]	422,077	13,654,191
FARO Technologies [1]	413,093	13,305,725
FEI Company	22,400	1,993,824
FLIR Systems	819,200	26,992,640
HollySys Automation Technologies [1]	303,400	6,386,570
IPG Photonics [1]	215,205	20,676,896
Key Tronic [1]	242,672	1,735,105
Methode Electronics	128,360	3,753,246
MTS Systems	325,574	19,811,178
National Instruments	820,700	24,711,277
PC Connection	606,675	15,658,282
Plexus Corporation [1]	267,000	10,551,840
Richardson Electronics	157,551	812,963
Rofin-Sinar Technologies [1]	34,946	1,125,960
Rogers Corporation [1]	144,071	8,625,531
ScanSource [1]	169,787	6,855,999
Vishay Intertechnology	1,073,941	13,112,820

		309,396,311

Internet Software & Services - 0.6%
comScore [1,2]	307,909	9,249,586
j2 Global	87,950	5,415,961
Stamps.com [1]	10,600	1,126,568

		15,792,115

IT Services - 0.1%
Computer Task Group	323,471	1,652,937

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries [1]	490,914	17,078,898
Brooks Automation	247,000	2,568,800
Cabot Microelectronics	270,230	11,055,109
Cirrus Logic [1]	249,488	9,083,858
Diodes [1]	673,958	13,546,556
IXYS Corporation	284,900	3,196,578
Kulicke & Soffa Industries [1]	100,100	1,133,132
MKS Instruments	589,535	22,195,993
Nanometrics [1]	288,981	4,577,459
Photronics [1]	209,960	2,185,684
Teradyne	13,020	281,102
Tessera Technologies	146,730	4,548,630

		91,451,799

Software - 3.1%
ACI Worldwide [1]	829,000	17,234,910
ANSYS [1]	6,700	599,382
AVG Technologies [1]	62,980	1,306,835
Blackbaud	277,291	17,438,831
Computer Modelling Group	752,500	5,875,149
Fair Isaac	145,500	15,436,095
Mentor Graphics	262,390	5,334,389
Monotype Imaging Holdings	716,296	17,133,800
PTC [1]	110,700	3,670,812
Textura Corporation [1,2]	163,900	3,053,457
TiVo [1]	146,600	1,394,166

		88,477,826

Technology Hardware, Storage & Peripherals - 1.1%
Diebold	758,932	21,940,724
Stratasys [1,2]	70,300	1,822,176
Super Micro Computer [1]	220,500	7,514,640

		31,277,540

Total		563,054,573

Materials – 9.7%
Chemicals - 3.3%
Balchem Corporation	372,800	23,121,056
FutureFuel Corporation	712,056	8,395,140
Innospec	155,192	6,729,125
Intrepid Potash [1]	313,798	348,316
Minerals Technologies	240,607	13,678,508
Quaker Chemical	365,800	31,041,788
Sensient Technologies	6,600	418,836
Umicore	124,000	6,173,106
Westlake Chemical	33,600	1,555,680

		91,461,555

Construction Materials - 0.3%
Ash Grove Cement [4]	38,418	8,336,706

Containers & Packaging - 1.1%
AptarGroup	260,400	20,417,964
Greif Cl. A	299,468	9,807,577

		30,225,541

Metals & Mining - 4.2%
Commercial Metals	598,100	10,149,757
Compass Minerals International	128,426	9,100,266
Ferroglobe	621,003	5,471,036
Franco-Nevada Corporation	353,400	21,691,692
Gold Fields ADR	465,000	1,832,100
Haynes International	313,295	11,435,268
Hecla Mining	173,300	481,774
Horsehead Holding Corporation [1,4]	403,600	56,504
Major Drilling Group International [1]	1,646,250	7,985,659
Pretium Resources [1]	108,600	582,824
Reliance Steel & Aluminum	375,535	25,983,267
Schnitzer Steel Industries Cl. A	58,200	1,073,208
Steel Dynamics	265,421	5,974,627
Worthington Industries	424,333	15,123,228

		116,941,210

Paper & Forest Products - 0.8%
Neenah Paper	6,700	426,522
Stella-Jones	657,500	23,540,905

		23,967,427

Total		270,932,439

Telecommunication Services – 0.2%
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems	162,000	4,874,580

Total		4,874,580

Miscellaneous[3] – 0.6%
Total		18,183,879

TOTAL COMMON STOCKS
(Cost $1,931,716,819)		2,801,568,905

REPURCHASE AGREEMENT – 0.2%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $6,235,005 (collateralized
by obligations of various U.S. Government
Agencies, 2.02% due 9/28/21, valued at $6,360,863)
(Cost $6,235,000)		6,235,000

	PRINCIPAL AMOUNT

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.7%
U.S. Treasury Bills
due 8/18/16-12/8/16	$2,345	2,345
U.S. Treasury Bonds
0.75%-7.625%
due 1/15/25-5/15/45	5,389	5,384
U.S. Treasury Notes
0.125%-3.625%
due 5/15/16-8/15/25	313,928	315,028
U.S. Treasury Notes - Floating Rate
due 1/31/17-7/31/17	678	678
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1949%)		19,487,648

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $19,811,083)		19,811,083

TOTAL INVESTMENTS – 100.8%
(Cost $1,957,762,902)		2,827,614,988

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(21,351,683)

NET ASSETS – 100.0%		$2,806,263,305

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.3%

Consumer Discretionary – 11.3%
Auto Components - 1.9%
Dorman Products [1]	811,400	$44,156,388

Automobiles - 1.5%
Thor Industries	569,100	36,291,507

Distributors - 1.3%
Pool Corporation	344,500	30,226,430

Diversified Consumer Services - 1.3%
Sotheby’s [1]	1,205,367	32,219,460

Specialty Retail - 1.6%
Buckle (The)	1,150,736	38,975,428

Textiles, Apparel & Luxury Goods - 3.7%
Columbia Sportswear	752,372	45,210,034
Wolverine World Wide	2,359,474	43,461,511

		88,671,545

Total		270,540,758

Consumer Staples – 2.2%
Food Products - 2.2%
Cal-Maine Foods [2]	360,100	18,692,791
Sanderson Farms	382,642	34,506,655

Total		53,199,446

Energy – 3.3%
Energy Equipment & Services - 3.3%
Pason Systems	3,579,700	45,478,383
SEACOR Holdings [1]	335,602	18,273,529
TGS-NOPEC Geophysical	950,690	14,510,755

Total		78,262,667

Financials – 15.2%
Capital Markets - 6.0%
Ares Management L.P.	2,699,315	41,569,451
Ashmore Group [2]	6,207,500	25,641,027
Federated Investors Cl. B	2,037,600	58,784,760
WisdomTree Investments	1,500,300	17,148,429

		143,143,667

Diversified Financial Services - 3.2%
Morningstar	636,700	56,201,509
TMX Group	526,600	19,016,393

		75,217,902

Insurance - 2.2%
Alleghany Corporation [1]	107,260	53,222,412

Real Estate Management & Development - 2.1%
Jones Lang LaSalle	186,600	21,891,912
Kennedy-Wilson Holdings	1,235,036	27,047,288

		48,939,200

Thrifts & Mortgage Finance - 1.7%
Genworth MI Canada	1,720,700	40,554,862

Total		361,078,043

Health Care – 4.4%
Biotechnology - 1.3%
Myriad Genetics [1]	823,500	30,823,605

Health Care Equipment & Supplies - 1.6%
IDEXX Laboratories [1]	489,900	38,368,968

Life Sciences Tools & Services - 1.5%
Bio-Techne	366,800	34,669,936

Total		103,862,509

Industrials – 32.4%
Air Freight & Logistics - 2.1%
Forward Air	1,123,228	50,904,693

Building Products - 1.2%
Simpson Manufacturing	743,033	28,361,570

Commercial Services & Supplies - 5.0%
Copart [1]	1,436,700	58,574,259
Ritchie Bros. Auctioneers	2,226,300	60,288,204

		118,862,463

Construction & Engineering - 3.8%
EMCOR Group	636,600	30,938,760
Valmont Industries	486,200	60,211,008

		91,149,768

Machinery - 10.6%
CIRCOR International	666,632	30,925,058
Lincoln Electric Holdings	1,032,200	60,455,954
Lindsay Corporation	451,575	32,337,286
RBC Bearings [1]	367,000	26,886,420
Sun Hydraulics [6]	1,437,226	47,701,531
Woodward	1,027,101	53,429,794

		251,736,043

Marine - 1.9%
Kirby Corporation [1]	772,500	46,574,025

Professional Services - 1.0%
Advisory Board (The) [1]	734,600	23,690,850

Road & Rail - 2.3%
Landstar System	831,800	53,742,598

Trading Companies & Distributors - 4.5%
Air Lease Cl. A	1,651,060	53,032,047
MSC Industrial Direct Cl. A	715,700	54,615,067

		107,647,114

Total		772,669,124

Information Technology – 21.4%
Electronic Equipment, Instruments & Components - 9.4%
Anixter International [1]	783,700	40,838,607
Cognex Corporation	1,474,414	57,428,425
IPG Photonics [1]	426,100	40,939,688
National Instruments	1,966,544	59,212,640
Zebra Technologies Cl. A [1]	371,294	25,619,286

		224,038,646

Internet Software & Services - 0.6%
comScore [1,2]	480,079	14,421,573

IT Services - 3.7%
Gartner [1]	464,100	41,467,335
Jack Henry & Associates	571,200	48,306,384

		89,773,719

Semiconductors & Semiconductor Equipment - 3.3%
Cabot Microelectronics	573,874	23,477,186
MKS Instruments	1,449,900	54,588,735

		78,065,921

Software - 3.8%
Fair Isaac	401,600	42,605,744
PTC [1]	1,429,100	47,388,956

		89,994,700

Technology Hardware, Storage & Peripherals - 0.6%
Diebold	474,000	13,703,340

Total		509,997,899

Materials – 7.0%
Chemicals - 3.1%
Minerals Technologies	666,300	37,879,155
Westlake Chemical	765,700	35,451,910

		73,331,065

Metals & Mining - 2.4%
Reliance Steel & Aluminum	821,300	56,825,747

Paper & Forest Products - 1.5%
Stella-Jones	1,017,212	36,419,910

Total		166,576,722

Miscellaneous[3] – 2.1%
Total		49,647,906

TOTAL COMMON STOCKS
(Cost $1,452,520,906)		2,365,835,074

REPURCHASE AGREEMENT – 0.5%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $12,115,010 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 5/31/21, valued at $12,359,638)
(Cost $12,115,000)		12,115,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1949%)
(Cost $23,325,927)		23,325,927

TOTAL INVESTMENTS – 100.8%
(Cost $1,487,961,833)		2,401,276,001

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(19,482,385)

NET ASSETS – 100.0%		$2,381,793,616

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP LEADERS FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.6%

Consumer Discretionary – 16.2%
Auto Components - 3.5%
Drew Industries	15,832	$1,020,531
Gentex Corporation	171,134	2,685,092

		3,705,623

Automobiles - 2.3%
Thor Industries	37,805	2,410,825

Media - 2.0%
E.W. Scripps Company Cl. A	112,390	1,752,160
Wiley (John) & Sons Cl. A	7,050	344,675

		2,096,835

Specialty Retail - 4.7%
Buckle (The)	91,056	3,084,066
Genesco [1]	25,775	1,862,244

		4,946,310

Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor [1]	38,820	2,325,706
Movado Group	60,532	1,666,446

		3,992,152

Total		17,151,745

Consumer Staples – 3.8%
Food Products - 3.0%
Cal-Maine Foods	12,358	641,504
Industrias Bachoco ADR	38,690	1,984,023
Sanderson Farms	6,790	612,322

		3,237,849

Personal Products - 0.8%
Inter Parfums	26,770	827,193

Total		4,065,042

Energy – 4.9%
Energy Equipment & Services - 4.9%
Helmerich & Payne	14,785	868,175
Oil States International [1]	33,640	1,060,333
Pason Systems	157,640	2,002,741
TGS-NOPEC Geophysical	82,590	1,260,604

Total		5,191,853

Financials – 14.2%
Capital Markets - 9.0%
Artisan Partners Asset Management Cl. A	43,280	1,334,755
Federated Investors Cl. B	80,660	2,327,041
Lazard Cl. A	61,520	2,386,976
Virtus Investment Partners	25,160	1,965,248
Westwood Holdings Group	25,600	1,501,440

		9,515,460

Real Estate Management & Development - 2.2%
Marcus & Millichap [1]	90,450	2,296,526

Thrifts & Mortgage Finance - 3.0%
Genworth MI Canada	134,160	3,161,992

Total		14,973,978

Health Care – 6.5%
Biotechnology - 1.0%
Zealand Pharma [1]	48,930	1,008,712

Health Care Equipment & Supplies - 0.5%
Atrion Corporation	1,430	565,364

Health Care Providers & Services - 0.7%
Aceto Corporation	31,700	746,852

Life Sciences Tools & Services - 4.3%
Bio-Rad Laboratories Cl. A [1]	13,125	1,794,450
Bio-Techne	29,544	2,792,499

		4,586,949

Total		6,907,877

Industrials – 24.7%
Commercial Services & Supplies - 5.2%
Ritchie Bros. Auctioneers	55,534	1,503,861
Steelcase Cl. A	143,210	2,136,693
UniFirst Corporation	16,700	1,822,304

		5,462,858

Construction & Engineering - 1.8%
Valmont Industries	15,595	1,931,285

Machinery - 8.3%
CIRCOR International	43,570	2,021,212
Federal Signal	133,720	1,773,127
Hyster-Yale Materials Handling Cl. A	8,145	542,457
John Bean Technologies	22,109	1,247,169
Kadant	24,760	1,118,162
Lydall [1]	26,260	853,975
RBC Bearings [1]	9,180	672,527
Wabtec Corporation	6,888	546,149

		8,774,778

Professional Services - 3.9%
ICF International [1]	18,943	651,071
ManpowerGroup	5,726	466,211
Robert Half International	13,003	605,680
TrueBlue [1]	91,890	2,402,923

		4,125,885

Road & Rail - 4.1%
Landstar System	21,720	1,403,329
Saia [1]	103,420	2,911,273

		4,314,602

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies	13,030	565,502
MSC Industrial Direct Cl. A	12,777	975,013

		1,540,515

Total		26,149,923

Information Technology – 20.2%
Communications Equipment - 0.5%
NetScout Systems [1]	22,000	505,340

Electronic Equipment, Instruments & Components - 7.6%
Cognex Corporation	12,440	484,538
ePlus [1]	7,367	593,117
Fabrinet [1]	50,850	1,644,998
FARO Technologies [1]	9,060	291,823
FEI Company	7,200	640,872
IPG Photonics [1]	4,040	388,163
Littelfuse	4,840	595,852
Methode Electronics	56,150	1,641,826
Orbotech [1]	53,390	1,269,614
Rofin-Sinar Technologies [1]	15,340	494,255

		8,045,058

Internet Software & Services - 1.2%
j2 Global	20,724	1,276,184

Semiconductors & Semiconductor Equipment - 7.5%
Brooks Automation	62,790	653,016
Cabot Microelectronics	12,136	496,484
MKS Instruments	71,945	2,708,729
Nanometrics [1]	127,948	2,026,696
Tessera Technologies	64,810	2,009,110

		7,894,035

Software - 3.4%
Mentor Graphics	96,680	1,965,505
Monotype Imaging Holdings	70,260	1,680,619

		3,646,124

Total		21,366,741

Materials – 4.0%
Chemicals - 2.6%
Minerals Technologies	37,056	2,106,634
Quaker Chemical	7,190	610,143

		2,716,777

Metals & Mining - 1.4%
Compass Minerals International	6,910	489,643
Reliance Steel & Aluminum	15,160	1,048,920

		1,538,563

Total		4,255,340

Miscellaneous[3] – 1.1%
Total		1,106,627

TOTAL COMMON STOCKS
(Cost $88,938,453)		101,169,126

REPURCHASE AGREEMENT – 4.5%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $4,742,004 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at $4,842,244)
(Cost $4,742,000)		4,742,000

TOTAL INVESTMENTS – 100.1%
(Cost $93,680,453)		105,911,126

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(128,802)

NET ASSETS – 100.0%		$105,782,324

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP VALUE FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.3%

Consumer Discretionary – 29.3%
Auto Components - 4.2%
Dorman Products [1]	104,253	$5,673,448
Gentex Corporation	747,056	11,721,309
STRATTEC SECURITY	89,638	5,144,325

		22,539,082

Household Durables - 0.8%
Flexsteel Industries	94,400	4,123,392

Media - 0.6%
Saga Communications Cl. A	81,661	3,271,340

Multiline Retail - 1.7%
Dillard’s Cl. A	102,900	8,737,239

Specialty Retail - 17.7%
American Eagle Outfitters	666,886	11,116,990
Buckle (The)	469,367	15,897,460
Cato Corporation (The) Cl. A	360,194	13,885,479
DSW Cl. A	523,402	14,466,831
Express [1]	543,502	11,636,378
Genesco [1]	77,914	5,629,286
Shoe Carnival	513,897	13,854,663
Stein Mart	1,034,322	7,581,580

		94,068,667

Textiles, Apparel & Luxury Goods - 4.3%
Deckers Outdoor [1]	252,785	15,144,349
G-III Apparel Group [1]	23,501	1,148,964
Movado Group	95,670	2,633,795
Steven Madden [1]	112,195	4,155,703

		23,082,811

Total		155,822,531

Consumer Staples – 2.0%
Food & Staples Retailing - 0.5%
Village Super Market Cl. A	111,718	2,699,107

Personal Products - 1.5%
Nu Skin Enterprises Cl. A	213,407	8,162,818

Total		10,861,925

Energy – 4.3%
Energy Equipment & Services - 4.3%
Helmerich & Payne	103,399	6,071,590
Matrix Service [1]	787,556	13,939,741
Unit Corporation [1]	347,178	3,058,638

Total		23,069,969

Financials – 16.6%
Banks - 5.5%
Ames National	115,548	2,860,969
Camden National	170,809	7,173,978
City Holding Company	137,511	6,570,276
CNB Financial	118,553	2,085,347
Codorus Valley Bancorp	60,720	1,227,758
National Bankshares	152,553	5,235,619
Northrim BanCorp	176,643	4,223,534

		29,377,481

Capital Markets - 3.2%
Federated Investors Cl. B	78,699	2,270,466
Moelis & Company Cl. A	514,400	14,521,512

		16,791,978

Insurance - 2.7%
Allied World Assurance Company
Holdings	42,323	1,478,765
Reinsurance Group of America	135,635	13,054,869

		14,533,634

Thrifts & Mortgage Finance - 5.2%
Genworth MI Canada	693,500	16,344,974
Southern Missouri Bancorp	10,300	247,406
TrustCo Bank Corp. NY	1,809,748	10,967,073

		27,559,453

Total		88,262,546

Health Care – 0.9%
Health Care Equipment & Supplies - 0.2%
Anika Therapeutics [1]	17,565	785,507

Health Care Providers & Services - 0.7%
Ensign Group (The)	170,700	3,864,648

Total		4,650,155

Industrials – 21.4%
Airlines - 1.4%
Spirit Airlines [1]	156,962	7,531,037

Commercial Services & Supplies - 2.3%
UniFirst Corporation	110,489	12,056,560

Construction & Engineering - 2.5%
MYR Group [1]	542,058	13,611,076

Machinery - 5.5%
Alamo Group	230,453	12,838,537
Federal Signal	842,210	11,167,704
Miller Industries	248,701	5,043,656

		29,049,897

Professional Services - 3.1%
Korn/Ferry International	221,900	6,277,551
TrueBlue [1]	382,367	9,998,897

		16,276,448

Road & Rail - 6.1%
Knight Transportation	54,462	1,424,181
Old Dominion Freight Line [1]	43,700	3,042,394
Saia [1]	525,451	14,791,446
Werner Enterprises	492,288	13,370,542

		32,628,563

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies	62,193	2,699,176

Total		113,852,757

Information Technology – 18.6%
Communications Equipment - 3.7%
Alliance Fiber Optic Products [1]	242,265	3,583,099
Brocade Communications Systems	1,501,811	15,889,161

		19,472,260

Electronic Equipment, Instruments & Components - 10.5%
Benchmark Electronics [1]	419,069	9,659,540
Fabrinet [1]	294,267	9,519,538
PC Connection	639,401	16,502,940
ScanSource [1]	123,132	4,972,070
Vishay Intertechnology	1,253,972	15,310,998

		55,965,086

Semiconductors & Semiconductor Equipment - 2.5%
MKS Instruments	359,816	13,547,072

Technology Hardware, Storage & Peripherals - 1.9%
Super Micro Computer [1]	295,688	10,077,047

Total		99,061,465

Materials – 1.2%
Chemicals - 0.7%
Innospec	77,686	3,368,465

Metals & Mining - 0.5%
Reliance Steel & Aluminum	40,747	2,819,285

Total		6,187,750

TOTAL COMMON STOCKS
(Cost $472,622,788)		501,769,098

REPURCHASE AGREEMENT – 5.3%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $28,451,024 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 5/31/21, valued at $29,024,844)
(Cost $28,451,000)		28,451,000

TOTAL INVESTMENTS – 99.6%
(Cost $501,073,788)		530,220,098

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.4%		2,058,671

NET ASSETS – 100.0%		$532,278,769

SCHEDULES OF INVESTMENTS
ROYCE SMALLER-COMPANIES GROWTH FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.4%

Consumer Discretionary – 16.5%
Diversified Consumer Services - 0.9%
2U [1,2]	214,348	$4,844,265

Hotels, Restaurants & Leisure - 2.6%
Buffalo Wild Wings [1]	31,900	4,725,028
Texas Roadhouse	202,000	8,803,160

		13,528,188

Household Durables - 1.3%
iRobot Corporation [1,2]	197,000	6,954,100

Media - 1.4%
IMAX Corporation [1,2]	234,000	7,275,060

Specialty Retail - 5.4%
Boot Barn Holdings [1]	772,600	7,262,440
Container Store Group (The) [1]	761,960	4,472,705
Monro Muffler Brake	103,000	7,361,410
Tractor Supply	103,000	9,317,380

		28,413,935

Textiles, Apparel & Luxury Goods - 4.9%
Carter’s	89,900	9,473,662
Columbia Sportswear	144,000	8,652,960
Gildan Activewear	246,666	7,525,780

		25,652,402

Total		86,667,950

Consumer Staples – 3.2%
Food & Staples Retailing - 2.5%
Natural Grocers by Vitamin Cottage [1,2]	315,000	6,700,050
United Natural Foods [1]	161,617	6,513,165

		13,213,215

Food Products - 0.7%
SunOpta [1]	849,000	3,786,540

Total		16,999,755

Energy – 4.5%
Energy Equipment & Services - 2.8%
Canadian Energy Services & Technology	842,000	2,068,127
Dril-Quip [1]	30,000	1,816,800
Helmerich & Payne	50,000	2,936,000
Pason Systems	378,000	4,802,310
Unit Corporation [1]	360,200	3,173,362

		14,796,599

Oil, Gas & Consumable Fuels - 1.7%
Navigator Holdings [1]	346,000	5,587,900
Parsley Energy Cl. A [1]	116,000	2,621,600
Sprott Resource [1]	1,299,000	480,092

		8,689,592

Total		23,486,191

Financials – 12.8%
Banks - 4.6%
Columbia Banking System	168,500	5,041,520
Enterprise Financial Services	288,500	7,801,040
F.N.B. Corporation	231,000	3,005,310
Live Oak Bancshares	240,700	3,610,500
ServisFirst Bancshares	107,000	4,750,800

		24,209,170

Capital Markets - 6.1%
Financial Engines	356,800	11,214,224
Northern Trust	105,000	6,842,850
Oaktree Capital Group LLC Cl. A	139,800	6,896,334
WisdomTree Investments	605,000	6,915,150

		31,868,558

Real Estate Investment Trusts (REITs) - 2.1%
CubeSmart	166,000	5,527,800
CyrusOne	126,000	5,751,900

		11,279,700

Total		67,357,428

Health Care – 14.5%
Biotechnology - 4.8%
Dynavax Technologies [1,2]	157,000	3,020,680
Myriad Genetics [1]	194,240	7,270,403
Progenics Pharmaceuticals [1]	693,200	3,022,352
Zealand Pharma [1]	584,828	12,056,468

		25,369,903

Health Care Equipment & Supplies - 3.3%
AtriCure [1]	228,000	3,837,240
Avinger [1]	200,764	1,923,319
Inogen [1]	200,755	9,029,960
Masimo Corporation [1]	65,000	2,719,600
Penumbra [1]	1,000	46,000

		17,556,119

Health Care Providers & Services - 1.2%
BioTelemetry [1]	557,000	6,505,760

Health Care Technology - 0.6%
HealthStream [1]	141,000	3,114,690

Life Sciences Tools & Services - 2.1%
Cambrex Corporation [1]	176,500	7,766,000
NeoGenomics [1]	473,000	3,188,020

		10,954,020

Pharmaceuticals - 2.5%
BioDelivery Sciences International [1]	719,900	2,325,277
Intersect ENT [1]	215,000	4,085,000
Lipocine [1,2]	391,190	3,970,579
Relypsa [1]	190,000	2,574,500

		12,955,356

Total		76,455,848

Industrials – 9.8%
Air Freight & Logistics - 1.0%
Forward Air	113,000	5,121,160

Building Products - 1.2%
DIRTT Environmental Solutions [1]	1,511,000	6,282,503

Commercial Services & Supplies - 2.2%
Mobile Mini	347,500	11,474,450

Construction & Engineering - 1.2%
NV5 Holdings [1]	241,885	6,489,775

Electrical Equipment - 0.6%
Hydrogenics Corporation [1,2]	416,295	3,405,293

Machinery - 2.3%
KUKA [2]	79,900	8,367,201
Tennant Company	74,937	3,857,757

		12,224,958

Marine - 1.3%
Clarkson	206,976	6,599,374

Total		51,597,513

Information Technology – 26.0%
Communications Equipment - 1.2%
Infinera Corporation [1]	380,233	6,106,542

Electronic Equipment, Instruments & Components - 8.9%
ePlus [1]	71,000	5,716,210
Fabrinet [1]	137,000	4,431,950
FARO Technologies [1]	150,000	4,831,500
FLIR Systems	266,600	8,784,470
IPG Photonics [1]	101,444	9,746,739
Mercury Systems [1]	659,749	13,392,905

		46,903,774

Internet Software & Services - 2.1%
comScore [1]	280,071	8,413,333
SPS Commerce [1]	60,600	2,602,164

		11,015,497

IT Services - 0.5%
Unisys Corporation [1]	362,000	2,787,400

Semiconductors & Semiconductor Equipment - 4.7%
Cavium [1]	69,000	4,220,040
Inphi Corporation [1]	208,000	6,934,720
Integrated Device Technology [1]	386,100	7,891,884
M/A-COM Technology Solutions
Holdings [1,2]	135,000	5,911,650

		24,958,294

Software - 7.6%
Absolute Software	477,121	2,307,080
Manhattan Associates [1]	67,000	3,810,290
Mobileye [1,2]	4,000	149,160
Paylocity Holding Corporation [1]	417,786	13,678,313
QAD Cl. A	199,000	4,228,750
RingCentral Cl. A [1,2]	269,000	4,236,750
Rubicon Project [1]	402,000	7,348,560
Silver Spring Networks [1,2]	284,000	4,189,000

		39,947,903

Technology Hardware, Storage & Peripherals - 1.0%
Immersion Corporation [1]	615,595	5,084,815

Total		136,804,225

Materials – 2.4%
Chemicals - 1.2%
Albemarle Corporation	96,000	6,137,280

Metals & Mining - 1.2%
Orocobre [1]	2,850,000	6,357,384

Total		12,494,664

Telecommunication Services – 2.1%
Diversified Telecommunication Services - 2.1%
ORBCOMM [1]	1,089,800	11,039,674

Total		11,039,674

Miscellaneous[3] – 3.6%
Total		19,101,370

TOTAL COMMON STOCKS
(Cost $438,503,776)		502,004,618

REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $22,979,019 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at
$23,439,987)
(Cost $22,979,000)		22,979,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 6.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1949%)
(Cost $35,923,491)		35,923,491

TOTAL INVESTMENTS – 106.6%
(Cost $497,406,267)		560,907,109

LIABILITIES LESS CASH
AND OTHER ASSETS – (6.6)%		(34,578,363)

NET ASSETS – 100.0%		$526,328,746

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.5%

Consumer Discretionary – 37.0%
Auto Components - 5.2%
Gentex Corporation	660,000	$10,355,400
Standard Motor Products [6]	1,910,000	66,181,500

		76,536,900

Automobiles - 1.7%
Winnebago Industries	1,130,000	25,368,500

Diversified Consumer Services - 2.9%
Capella Education [6]	617,500	32,505,200
DeVry Education Group	610,000	10,534,700

		43,039,900

Hotels, Restaurants & Leisure - 0.3%
Bowl America Cl. A [6]	342,100	4,789,400

Household Durables - 7.0%
Bassett Furniture Industries	398,600	12,699,396
CSS Industries [6]	882,500	24,648,225
Ethan Allen Interiors	410,000	13,046,200
Flexsteel Industries [6]	418,650	18,286,632
Hooker Furniture [6]	1,045,000	34,328,250

		103,008,703

Media - 9.2%
Meredith Corporation	1,535,000	72,912,500
Scholastic Corporation	1,675,000	62,594,750

		135,507,250

Specialty Retail - 10.7%
Bed Bath & Beyond [1]	1,156,600	57,413,624
Buckle (The)	180,000	6,096,600
Children’s Place	680,000	56,759,600
Finish Line (The) Cl. A	650,000	13,715,000
Haverty Furniture [6]	1,134,400	24,003,904

		157,988,728

Total		546,239,381

Consumer Staples – 4.5%
Food & Staples Retailing - 3.5%
Weis Markets	1,160,000	52,269,600

Food Products - 1.0%
Cal-Maine Foods [2]	280,000	14,534,800

Total		66,804,400

Financials – 1.0%
Real Estate Management & Development - 1.0%
Marcus & Millichap [1]	588,300	14,936,937

Total		14,936,937

Industrials – 24.7%
Aerospace & Defense - 2.6%
National Presto Industries [6]	450,000	37,683,000

Commercial Services & Supplies - 8.5%
Herman Miller	623,200	19,250,648
UniFirst Corporation	970,000	105,846,400

		125,097,048

Electrical Equipment - 7.3%
EnerSys	580,000	32,317,600
Hubbell Cl. B	595,000	63,028,350
Regal Beloit	210,300	13,267,827

		108,613,777

Industrial Conglomerates - 0.8%
Carlisle Companies	120,000	11,940,000

Machinery - 1.7%
Hurco Companies [6]	520,000	17,154,800
Kadant	183,900	8,304,924

		25,459,724

Professional Services - 0.7%
Kelly Services Cl. A	534,400	10,217,728

Trading Companies & Distributors - 3.1%
Applied Industrial Technologies	1,010,000	43,834,000
Central Steel & Wire [4]	6,421	2,632,610

		46,466,610

Total		365,477,887

Information Technology – 13.9%
Electronic Equipment, Instruments & Components - 9.8%
Anixter International [1]	97,700	5,091,147
AVX Corporation	7,650,000	96,160,500
Park Electrochemical [6]	1,891,800	30,287,718
Vishay Intertechnology	1,000,000	12,210,000

		143,749,365

IT Services - 0.4%
Computer Services [4]	161,928	6,153,264

Semiconductors & Semiconductor Equipment - 3.7%
Teradyne	2,550,000	55,054,500

Total		204,957,129

Materials – 10.4%
Chemicals - 2.3%
Hawkins [6]	955,825	34,495,724

Metals & Mining - 2.1%
Kaiser Aluminum	364,000	30,772,560

Paper & Forest Products - 6.0%
Clearwater Paper [1]	155,900	7,562,709
Neenah Paper [6]	1,100,000	70,026,000
Schweitzer-Mauduit International	335,000	10,545,800

		88,134,509

Total		153,402,793

TOTAL COMMON STOCKS
(Cost $1,050,190,571)		1,351,818,527

REPURCHASE AGREEMENT – 8.0%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $117,939,098 (collateralized
by obligations of various U.S. Government
Agencies, 2.00%-2.02% due 5/31/21-9/28/21, valued
at $120,302,913)
(Cost $117,939,000)		117,939,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1949%)
(Cost $3,199,973)		3,199,973

TOTAL INVESTMENTS – 99.7%
(Cost $1,171,329,544)		1,472,957,500

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.3%		4,853,945

NET ASSETS – 100.0%		$1,477,811,445

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.8%

Consumer Discretionary – 30.1%
Auto Components - 1.8%
Lear Corporation	22,000	$2,445,740

Distributors - 6.4%
Genuine Parts	87,500	8,694,000

Media - 5.1%
Viacom Cl. B	167,500	6,914,400

Multiline Retail - 6.6%
Nordstrom	157,000	8,981,970

Specialty Retail - 6.9%
Bed Bath & Beyond [1]	95,000	4,715,800
Dicks Sporting Goods	102,000	4,768,500

		9,484,300

Textiles, Apparel & Luxury Goods - 3.3%
Ralph Lauren Cl. A	46,711	4,496,401

Total		41,016,811

Financials – 4.6%
Capital Markets - 4.6%
T. Rowe Price Group	86,000	6,317,560

Total		6,317,560

Health Care – 0.6%
Pharmaceuticals - 0.6%
Johnson & Johnson	7,900	854,780

Total		854,780

Industrials – 38.8%
Aerospace & Defense - 0.9%
United Technologies	11,500	1,151,150

Electrical Equipment - 5.2%
Emerson Electric	62,700	3,409,626
Rockwell Automation	32,500	3,696,875

		7,106,501

Industrial Conglomerates - 2.8%
3M	22,800	3,799,164

Machinery - 16.1%
Cummins	7,500	824,550
Dover Corporation	58,200	3,744,006
Illinois Tool Works	69,500	7,119,580
Lincoln Electric Holdings	38,000	2,225,660
Parker Hannifin	50,000	5,554,000
Wabtec Corporation	32,000	2,537,280

		22,005,076

Professional Services - 10.1%
ManpowerGroup	102,500	8,345,550
Robert Half International	117,700	5,482,466

		13,828,016

Trading Companies & Distributors - 3.7%
Grainger (W.W.)	21,500	5,018,745

Total		52,908,652

Information Technology – 17.7%
Communications Equipment - 5.5%
Cisco Systems	265,000	7,544,550

Electronic Equipment, Instruments & Components - 2.9%
Avnet	89,000	3,942,700

Software - 2.2%
Microsoft Corporation	55,000	3,037,650

Technology Hardware, Storage & Peripherals - 7.1%
Apple	89,000	9,700,110

Total		24,225,010

TOTAL COMMON STOCKS
(Cost $110,581,161)		125,322,813

REPURCHASE AGREEMENT – 8.1%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $10,997,009 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at
$11,221,446)
(Cost $10,997,000)		10,997,000

TOTAL INVESTMENTS – 99.9%
(Cost $121,578,161)		136,319,813

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		170,315

NET ASSETS – 100.0%		$136,490,128

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.1%

Consumer Discretionary – 12.9%
Auto Components - 1.8%
Gentex Corporation	2,296,348	$36,029,700
Nokian Renkaat	172,000	6,071,196
Standard Motor Products	97,506	3,378,583
STRATTEC SECURITY	86,613	4,970,720

		50,450,199

Automobiles - 1.2%
Thor Industries	493,474	31,468,837
Winnebago Industries	48,939	1,098,681

		32,567,518

Distributors - 0.3%
Weyco Group	282,000	7,506,840

Diversified Consumer Services - 0.1%
Capella Education	35,701	1,879,301

Hotels, Restaurants & Leisure - 0.4%
Abu Dhabi National Hotels [5]	250,000	176,967
Bob Evans Farms	139,000	6,489,910
DineEquity	46,840	4,376,261

		11,043,138

Household Durables - 1.2%
Ethan Allen Interiors	867,599	27,607,000
Flexsteel Industries	102,292	4,468,115
La-Z-Boy	77,820	2,080,907

		34,156,022

Internet & Catalog Retail - 0.2%
PetMed Express	401,500	7,190,865

Media - 1.0%
Meredith Corporation	277,300	13,171,750
Saga Communications Cl. A	190,758	7,641,765
Wiley (John) & Sons Cl. A	180,739	8,836,330

		29,649,845

Multiline Retail - 0.6%
Dillard’s Cl. A	200,322	17,009,341

Specialty Retail - 5.2%
Aaron’s	40,334	1,012,383
American Eagle Outfitters	1,021,894	17,034,973
Ascena Retail Group [1]	296,506	3,279,356
Buckle (The)	544,712	18,449,396
Caleres	34,778	983,870
Cato Corporation (The) Cl. A	602,704	23,234,239
Children’s Place	71,243	5,946,653
DSW Cl. A	571,198	15,787,913
GameStop Corporation Cl. A	90,200	2,862,046
Genesco [1]	178,453	12,893,229
Monro Muffler Brake	210,100	15,015,847
Shoe Carnival	678,514	18,292,737
Stein Mart	1,405,341	10,301,150

		145,093,792

Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear	108,258	6,505,223
J.G. Boswell Company [4]	1,170	731,250
Movado Group	416,909	11,477,505
Steven Madden [1]	212,437	7,868,666
Wolverine World Wide	1,800	33,156

		26,615,800

Total		363,162,661

Consumer Staples – 4.1%
Beverages - 0.2%
Compania Cervecerias Unidas ADR	305,877	6,866,939

Food & Staples Retailing - 0.5%
Village Super Market Cl. A	612,777	14,804,693

Food Products - 2.6%
Cal-Maine Foods	31,496	1,634,957
Farmer Bros. [1]	366,000	10,200,420
Flowers Foods	548,700	10,129,002
Fresh Del Monte Produce	234,400	9,861,208
Hershey Creamery [4]	876	2,452,800
Lancaster Colony	126,100	13,942,877
Sanderson Farms	23,934	2,158,368
Tootsie Roll Industries	637,834	22,285,909

		72,665,541

Household Products - 0.0%
WD-40 Company	10,211	1,102,890

Personal Products - 0.8%
Nu Skin Enterprises Cl. A	550,169	21,043,964

Total		116,484,027

Energy – 2.8%
Energy Equipment & Services - 2.3%
Atwood Oceanics [1,2]	135,909	1,246,286
CARBO Ceramics [1]	81,000	1,150,200
Diamond Offshore Drilling [1,2]	338,614	7,358,082
Frank’s International	67,439	1,111,395
Helmerich & Payne	201,842	11,852,162
Pason Systems	998,200	12,681,655
SEACOR Holdings [1]	501,090	27,284,351
Superior Energy Services	40,300	539,617

		63,223,748

Oil, Gas & Consumable Fuels - 0.5%
Boardwalk Pipeline Partners L.P.	201,000	2,962,740
Dorchester Minerals L.P.	260,820	2,970,740
Permian Basin Royalty Trust	941,445	5,799,301
San Juan Basin Royalty Trust	502,530	2,588,029

		14,320,810

Total		77,544,558

Financials – 26.6%
Banks - 5.5%
Ames National	424,073	10,500,048
Associated Banc-Corp	493,700	8,856,978
Bank of Hawaii	323,701	22,102,304
BLOM Bank GDR	261,500	2,850,350
BOK Financial	354,468	19,361,042
Camden National	299,848	12,593,616
Canadian Western Bank	650,000	12,086,622
City Holding Company	276,004	13,187,471
CNB Financial	125,932	2,215,144
Codorus Valley Bancorp	70,355	1,422,578
Farmers & Merchants Bank of Long
Beach [4]	479	2,897,950
First Citizens BancShares Cl. A	97,026	24,360,318
First National Bank Alaska [4]	3,110	3,918,600
National Bankshares	146,652	5,033,097
Northrim BanCorp	216,577	5,178,356
Peapack-Gladstone Financial	562,058	9,498,780

		156,063,254

Capital Markets - 7.5%
AllianceBernstein Holding L.P.	433,100	10,147,533
Apollo Global Management LLC Cl. A	466,100	7,979,632
Ares Management L.P.	339,600	5,229,840
Artisan Partners Asset Management Cl. A	437,700	13,498,668
ASA Gold and Precious Metals	155,100	1,588,224
Ashmore Group	3,094,700	12,783,131
Associated Capital Group Cl. A [1]	204,362	5,726,223
Citadel Capital [1]	19,355,000	3,618,185
Cohen & Steers	335,337	13,051,316
Coronation Fund Managers	1,315,000	6,537,702
Edmond de Rothschild (Suisse)	244	4,085,487
Egyptian Financial Group-Hermes Holding
Company [1]	1,182,708	1,334,550
Federated Investors Cl. B	810,692	23,388,464
Fifth Street Finance	300,000	1,506,000
Fortress Investment Group LLC Cl. A	492,580	2,354,533
GAMCO Investors Cl. A	269,656	9,993,451
Greenhill & Co.	250,000	5,550,000
KKR & Co. L.P.	1,436,600	21,103,654
Moelis & Company Cl. A	501,516	14,157,797
MVC Capital	475,000	3,543,500
Oppenheimer Holdings Cl. A	246,512	3,889,959
Rothschild & Co	581,675	14,382,823
Teton Advisors Cl. A [4]	1,297	55,771
Value Partners Group	11,628,400	12,216,989
Vontobel Holding	150,400	6,514,648
Waddell & Reed Financial Cl. A	33,600	790,944
Westwood Holdings Group	86,129	5,051,466

		210,080,490

Consumer Finance - 0.1%
Nelnet Cl. A	48,216	1,898,264

Diversified Financial Services - 1.7%
Bolsa Mexicana de Valores	6,479,000	11,107,618
First Pacific	440,000	328,978
Leucadia National	141,659	2,290,626
Morningstar	34,801	3,071,884
Sofina	71,497	8,509,882
TMX Group	616,000	22,244,774

		47,553,762

Insurance - 10.2%
Alleghany Corporation [1]	53,300	26,447,460
Allied World Assurance Company
Holdings	316,066	11,043,346
American Financial Group	112,500	7,916,625
Argo Group International Holdings	18,260	1,047,941
Aspen Insurance Holdings	24,600	1,173,420
Assured Guaranty	430,392	10,888,918
Baldwin & Lyons Cl. B	298,238	7,339,637
Cincinnati Financial	188,300	12,307,288
E-L Financial	78,788	40,250,886
Employers Holdings	168,139	4,731,431
Erie Indemnity Cl. A	376,000	34,964,240
First American Financial	84,900	3,235,539
Gallagher (Arthur J.) & Co.	384,200	17,089,216
HCI Group	39,500	1,315,350
Horace Mann Educators	25,000	792,250
Infinity Property & Casualty	71,443	5,751,161
Markel Corporation [1]	35,800	31,918,206
Mercury General	171,000	9,490,500
National Western Life Group Cl. A	5,900	1,360,717
Old Republic International	659,000	12,046,520
ProAssurance Corporation	182,000	9,209,200
Reinsurance Group of America	150,562	14,491,593
RLI Corp.	141,380	9,452,667
Selective Insurance Group	28,078	1,027,936
State Auto Financial	218,503	4,820,176
United Fire Group	29,517	1,293,435
United Insurance Holdings	13,000	249,730
Universal Insurance Holdings	101,200	1,801,360
White Mountains Insurance Group	2,534	2,033,788

		285,490,536

Investment Companies - 0.2%
British Empire Trust	601,182	4,036,615
RIT Capital Partners	95,500	2,263,170

		6,299,785

Real Estate Investment Trusts (REITs) - 0.2%
Lexington Realty Trust	607,006	5,220,252

Thrifts & Mortgage Finance - 1.2%
Genworth MI Canada	764,420	18,016,474
Southern Missouri Bancorp	14,602	350,740
TrustCo Bank Corp. NY	2,819,644	17,087,043

		35,454,257

Total		748,060,600

Health Care – 6.2%
Health Care Equipment & Supplies - 3.5%
Analogic Corporation	231,000	18,251,310
Atrion Corporation	9,684	3,828,666
Hill-Rom Holdings	409,576	20,601,673
Meridian Bioscience	48,300	995,463
STERIS	368,883	26,209,137
Teleflex	181,800	28,544,418

		98,430,667

Health Care Providers & Services - 2.5%
Aceto Corporation	51,900	1,222,764
Chemed Corporation	56,100	7,598,745
Ensign Group (The)	186,224	4,216,112
Landauer [6]	515,300	17,040,971
Owens & Minor	974,550	39,391,311
U.S. Physical Therapy	17,925	891,410

		70,361,313

Health Care Technology - 0.1%
Computer Programs and Systems	26,726	1,392,959

Pharmaceuticals - 0.1%
Recordati	110,000	2,753,717

Total		172,938,656

Industrials – 22.6%
Aerospace & Defense - 1.4%
American Science and Engineering	188,979	5,232,828
HEICO Corporation	225,443	13,555,888
HEICO Corporation Cl. A	454,966	21,656,382

		40,445,098

Air Freight & Logistics - 1.4%
C. H. Robinson Worldwide	226,500	16,813,095
Expeditors International of Washington	429,700	20,973,657

		37,786,752

Building Products - 0.7%
A. O. Smith Corporation	267,500	20,412,925

Commercial Services & Supplies - 4.4%
ABM Industries	571,000	18,449,010
Deluxe Corporation	35,787	2,236,330
Ennis	73,953	1,445,781
Healthcare Services Group	5,264	193,768
HNI Corporation	415,684	16,282,342
Kimball International Cl. B	724,600	8,224,210
McGrath RentCorp	320,400	8,035,632
MSA Safety	220,812	10,676,260
Ritchie Bros. Auctioneers	1,249,020	33,823,462
UniFirst Corporation	164,550	17,955,696
Viad Corporation	203,666	5,938,900

		123,261,391

Construction & Engineering - 0.5%
Comfort Systems USA	119,531	3,797,500
EMCOR Group	96,989	4,713,665
Granite Construction	6,475	309,505
KBR	184,299	2,852,949
Valmont Industries	27,600	3,417,984

		15,091,603

Electrical Equipment - 2.5%
EnerSys	21,800	1,214,696
Franklin Electric	683,300	21,981,761
Hubbell Cl. B	247,900	26,260,047
LSI Industries	999,401	11,742,962
Preformed Line Products	234,679	8,570,477

		69,769,943

Industrial Conglomerates - 0.3%
Raven Industries	598,828	9,593,225

Machinery - 7.4%
Alamo Group	288,013	16,045,204
American Railcar Industries	189,100	7,702,043
CLARCOR	127,000	7,339,330
Federal Signal	1,139,845	15,114,345
Gorman-Rupp Company (The)	586,000	15,194,980
Hyster-Yale Materials Handling Cl. A	29,392	1,957,507
Kadant	26,300	1,187,708
Lincoln Electric Holdings	164,200	9,617,194
Lindsay Corporation	166,649	11,933,735
Miller Industries	405,409	8,221,695
Mueller (Paul) Company [1,4,6]	116,700	3,501,000
Mueller Industries	387,448	11,398,720
Nordson Corporation	244,600	18,599,384
Standex International	49,531	3,854,007
Starrett (L.S.) Company (The) Cl. A [6]	509,400	5,272,290
Sun Hydraulics	28,449	944,222
Tennant Company	544,396	28,025,506
Timken Company (The)	6,832	228,804
Trinity Industries	639,174	11,703,276
Woodward	567,300	29,510,946

		207,351,896

Marine - 0.4%
Clarkson	343,900	10,965,159

Professional Services - 2.4%
CEB	202,400	13,101,352
Exponent	74,792	3,815,140
Heidrick & Struggles International	59,817	1,417,663
Kelly Services Cl. A	434,200	8,301,904
Korn/Ferry International	310,708	8,789,929
ManpowerGroup	393,752	32,059,288
Resources Connection	5,800	90,248

		67,575,524

Road & Rail - 0.7%
Knight Transportation	165,400	4,325,210
Werner Enterprises	571,640	15,525,742

		19,850,952

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies	199,387	8,653,396
Houston Wire & Cable	728,861	5,094,738

		13,748,134

Total		635,852,602

Information Technology – 7.6%
Communications Equipment - 1.1%
ADTRAN	162,029	3,276,226
Alliance Fiber Optic Products [1]	315,965	4,673,122
Bel Fuse Cl. A	22,350	293,903
Brocade Communications Systems	1,651,715	17,475,145
TESSCO Technologies	349,401	5,817,527

		31,535,923

Electronic Equipment, Instruments & Components - 3.3%
AVX Corporation	1,573,910	19,784,049
Cognex Corporation	293,005	11,412,545
Electro Rent	126,847	1,174,603
FEI Company	26,952	2,398,998
FLIR Systems	107,275	3,534,711
Kimball Electronics [1]	543,450	6,070,336
Littelfuse	24,750	3,046,973
Methode Electronics	485,496	14,195,903
National Instruments	277,274	8,348,720
Systemax [1]	226,400	1,985,528
Vishay Intertechnology	1,578,990	19,279,468

		91,231,834

IT Services - 0.2%
Forrester Research	42,804	1,438,642
MAXIMUS	104,420	5,496,669

		6,935,311

Semiconductors & Semiconductor Equipment - 1.2%
MKS Instruments	792,238	29,827,761
Power Integrations	22,204	1,102,650
Teradyne	58,700	1,267,333
Tessera Technologies	64,590	2,002,290

		34,200,034

Software - 0.9%
Ebix	82,997	3,385,448
Fair Isaac	145,400	15,425,486
Pegasystems	208,713	5,297,136

		24,108,070

Technology Hardware, Storage & Peripherals - 0.9%
Diebold	824,718	23,842,597
Logitech International	59,589	948,061

		24,790,658

Total		212,801,830

Materials – 12.2%
Chemicals - 5.9%
Albemarle Corporation	400,100	25,578,393
Balchem Corporation	557,949	34,603,997
Cabot Corporation	363,600	17,572,788
Chase Corporation [6]	553,055	29,085,163
FutureFuel Corporation	188,959	2,227,827
Innophos Holdings	13,785	426,094
Innospec	217,531	9,432,144
Quaker Chemical	406,129	34,464,107
Umicore	252,000	12,545,345

		165,935,858

Construction Materials - 0.3%
Ash Grove Cement [4]	39,610	8,595,370

Containers & Packaging - 2.6%
AptarGroup	115,500	9,056,355
Bemis Company	378,200	19,583,196
Greif Cl. A	591,544	19,373,066
Mayr-Melnhof Karton	60,000	7,202,906
Sonoco Products	327,578	15,910,463

		71,125,986

Metals & Mining - 2.5%
Agnico Eagle Mines	89,000	3,218,240
Alamos Gold Cl. A	390,000	2,065,987
Allegheny Technologies	243,246	3,964,910
Ampco-Pittsburgh	170,306	2,368,956
Carpenter Technology	159,875	5,472,521
Commercial Metals	134,860	2,288,574
Franco-Nevada Corporation	181,000	11,109,780
Gold Fields ADR	1,737,643	6,846,313
Reliance Steel & Aluminum	217,987	15,082,521
Schnitzer Steel Industries Cl. A	269,782	4,974,780
Worthington Industries	374,700	13,354,308

		70,746,890

Paper & Forest Products - 0.9%
Deltic Timber	162,000	9,744,300
Domtar Corporation	246,200	9,971,100
KapStone Paper and Packaging	25,000	346,250
Neenah Paper	39,200	2,495,472
Pope Resources L.P.	13,900	830,664
Resolute Forest Products [1]	100,000	551,000
Schweitzer-Mauduit International	41,400	1,303,272

		25,242,058

Total		341,646,162

Telecommunication Services – 1.1%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network	208,326	15,797,361

Wireless Telecommunication Services - 0.6%
Telephone and Data Systems	529,190	15,923,327

Total		31,720,688

Utilities – 1.9%
Electric Utilities - 0.6%
ALLETE	165,567	9,283,342
ITC Holdings	170,300	7,419,971

		16,703,313

Water Utilities - 1.3%
Aqua America	503,307	16,015,229
SJW	400,400	14,554,540
York Water	166,630	5,085,547

		35,655,316

Total		52,358,629

Miscellaneous[3] – 0.1%
Total		3,144,554

TOTAL COMMON STOCKS
(Cost $1,847,086,527)		2,755,714,967

	PRINCIPAL AMOUNT
CORPORATE BOND – 0.0%
Unit Corporation 6.625%
due 5/15/21
(Cost $3,387,258)	$4,227,000	2,124,068

REPURCHASE AGREEMENT – 1.9%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $52,726,044 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at
$53,782,512)
(Cost $52,726,000)		52,726,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.3%
U.S. Treasury Bills
due 8/18/16-12/8/16	52,955	52,954
U.S. Treasury Bonds
0.75%-7.625%
due 1/15/25-5/15/45	121,707	121,604
U.S. Treasury Notes
0.125%-3.50%
due 5/15/16-8/15/25	319,512	319,985
U.S. Treasury Notes - Floating Rate
due 1/31/17-7/31/17	15,320	15,320
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1949%)		7,973,035

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $8,482,898)		8,482,898

TOTAL INVESTMENTS – 100.3%
(Cost $1,911,682,683)		2,819,047,933

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(9,732,111)

NET ASSETS – 100.0%		$2,809,315,822

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at March 31, 2016. Total market value of loaned securities as of March 31, 2016, was as follows:
Market Value
Royce Dividend Value Fund	$507,752
Royce Low-Priced Stock Fund	9,791,220
Royce Micro-Cap Fund	3,834,264
Royce Opportunity Fund	34,417,414
Royce Pennsylvania Mutual Fund	19,298,250
Royce Premier Fund	22,525,913
Royce Smaller-Companies Growth Fund	34,905,736
Royce Special Equity Fund	3,149,016
Royce Total Return Fund	8,387,175
[3]	Includes securities first acquired in 2016 and less than 1% of net assets.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Securities for which market quotations are not readily available represent 1.0%, 0.5%, 0.3%, 0.0%, 0.0% and 0.0% of net assets for Royce International Micro-Cap Fund, Royce International Small-Cap Fund, Royce Micro-Cap Fund, Royce Micro-Cap Opportunity Fund, Royce Opportunity Fund and Royce Total Return Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[6]	At March 31, 2016, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information:
At March 31, 2016, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Dividend Value Fund	$223,634,428	$41,570,893	$55,901,230	$14,330,337
Royce Global Financial Services Fund	50,813,043	1,035,651	6,650,602	5,614,951
Royce Heritage Fund	202,806,028	28,460,869	33,997,470	5,536,601
Royce International Micro-Cap Fund	6,439,403	(205,718)	488,215	693,933
Royce International Premier Fund	73,708,772	3,639,706	5,438,317	1,798,611
Royce International Small-Cap Fund	17,594,669	(273,139)	1,186,422	1,459,561
Royce Low-Priced Stock Fund	336,415,780	15,812,991	58,184,422	42,371,431
Royce Micro-Cap Fund	243,490,578	11,305,110	43,543,143	32,238,033
Royce Micro-Cap Opportunity Fund	40,961,026	(2,227,099)	3,153,147	5,380,246
Royce Opportunity Fund	1,569,133,493	(67,363,634)	268,448,504	335,812,138
Royce Pennsylvania Mutual Fund	1,964,918,110	862,696,878	996,823,351	134,126,473
Royce Premier Fund	1,493,384,432	907,891,569	968,303,630	60,412,061
Royce Small-Cap Leaders Fund	93,985,987	11,925,139	17,017,111	5,091,972
Royce Small-Cap Value Fund	503,023,022	27,197,076	56,413,012	29,215,936
Royce Smaller-Companies Growth Fund	499,073,373	61,833,736	124,731,560	62,897,824
Royce Special Equity Fund	1,171,491,509	301,465,991	324,762,302	23,296,311
Royce Special Equity Multi-Cap Fund	121,581,807	14,738,006	19,225,830	4,487,824
Royce Total Return Fund	1,915,737,501	903,310,432	1,013,450,337	110,139,905

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2016. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Royce Dividend Value Fund
Common Stocks	$254,378,645	$–	$–	$254,378,645
Corporate Bond	–	230,145	–	230,145
Cash Equivalents	530,531	10,066,000	–	10,596,531
Royce Global Financial Services Fund
Common Stocks	50,015,839	13,855	–	50,029,694
Cash Equivalents	–	1,819,000	–	1,819,000
Royce Heritage Fund
Common Stocks	213,100,897	–	–	213,100,897
Cash Equivalents	–	18,166,000	–	18,166,000
Royce International Micro-Cap Fund
Common Stocks	5,836,943	–	63,742	5,900,685
Cash Equivalents	–	333,000	–	333,000
Royce International Premier Fund
Common Stocks	77,186,478	–	–	77,186,478
Cash Equivalents	–	162,000	–	162,000
Royce International Small-Cap Fund
Common Stocks	16,488,587	–	89,943	16,578,530
Cash Equivalents	–	743,000	–	743,000
Royce Low-Priced Stock Fund
Common Stocks	332,324,765	–	–	332,324,765
Cash Equivalents	10,161,006	9,743,000	–	19,904,006
Royce Micro-Cap Fund
Common Stocks	233,334,518	730,970	810,411	234,875,899
Cash Equivalents	4,057,789	15,862,000	–	19,919,789
Royce Micro-Cap Opportunity Fund
Common Stocks	36,203,603	–	1,324	36,204,927
Cash Equivalents	–	2,529,000	–	2,529,000
Royce Opportunity Fund
Common Stocks	1,389,704,868	–	81,654	1,389,786,522
Corporate Bond	–	369,000	–	369,000
Cash Equivalents	35,969,337	75,645,000	–	111,614,337
Royce Pennsylvania Mutual Fund
Common Stocks	2,793,175,695	8,393,210	–	2,801,568,905
Cash Equivalents	19,811,083	6,235,000	–	26,046,083
Royce Premier Fund
Common Stocks	2,365,835,074	–	–	2,365,835,074
Cash Equivalents	23,325,927	12,115,000	–	35,440,927
Royce Small-Cap Leaders Fund
Common Stocks	101,169,126	–	–	101,169,126
Cash Equivalents	–	4,742,000	–	4,742,000
Royce Small-Cap Value Fund
Common Stocks	501,769,098	–	–	501,769,098
Cash Equivalents	–	28,451,000	–	28,451,000
Royce Smaller-Companies Growth Fund
Common Stocks	502,004,618	–	–	502,004,618
Cash Equivalents	35,923,491	22,979,000	–	58,902,491
Royce Special Equity Fund
Common Stocks	1,343,032,653	8,785,874	–	1,351,818,527
Cash Equivalents	3,199,973	117,939,000	–	121,138,973
Royce Special Equity Multi-Cap Fund
Common Stocks	125,322,813	–	–	125,322,813
Cash Equivalents	–	10,997,000	–	10,997,000
Royce Total Return Fund
Common Stocks	2,733,385,259	22,152,741	176,967	2,755,714,967
Corporate Bond	–	2,124,068	–	2,124,068
Cash Equivalents	8,482,898	52,726,000	–	61,208,898

For the three months ended March 31, 2016, certain securities have transferred in and out of Level 1, Level 2 and Level 3 measurements. The Funds recognize transfers between levels as of the end of the reporting period. At March 31, 2016, the following Funds had securities transfer from Level 1, Level 2 or Level 3 within the fair value hierarchy:

	Transfers From	Transfers From	Transfers From	Transfers From
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 3	Level 2 to Level 3

Royce Dividend Value Fund	$–	$35,039,770	$–	$–
Royce Global Financial Services Fund	–	12,032,809	–	–
Royce Heritage Fund	–	8,551,155	–	–
Royce International Micro-Cap Fund	–	3,691,082	–	63,742
Royce International Premier Fund	–	70,603,986	–	–
Royce International Small-Cap Fund	–	11,841,977	–	89,943
Royce Low-Priced Stock Fund	–	16,863,813	–	–
Royce Micro-Cap Fund	–	4,204,967	–	–
Royce Pennsylvania Mutual Fund	56,504	45,612,695	–	–
Royce Premier Fund	–	40,151,782	–	–
Royce Small-Cap Leaders Fund	–	2,269,316	–	–
Royce Smaller-Companies Growth Fund	–	33,380,428	–	–
Royce Total Return Fund	–	112,064,998	176,967	–

Level 3 Reconciliation:

	Balance as of			Unrealized	Balance as of
	12/31/15	Purchases	Transfers In	Gain (Loss)	3/31/16

Royce International Micro-Cap Fund
Common Stocks	$-	$-	$63,742	$-	$63,742
Royce International Small-Cap Fund
Common Stocks	-	-	89,943	-	89,943
Royce Micro-Cap Fund
Common Stocks	810,411	-	-	-	810,411
Royce Micro-Cap Opportunity Fund
Common Stocks	-	0	-	1,324	1,324
Royce Opportunity Fund
Common Stocks	-	0	-	81,654	81,654
Royce Total Return Fund
Common Stocks	-	-	176,967	-	176,967

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	3/31/16	Technique(s)	Input(s)	Range Average	Input[1]

Royce Micro-Cap Fund
		Discounted Present Value
Common Stocks	$810,411	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2016 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2016:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/15	12/31/15	Purchases	Sales	(Loss)	Income	3/31/16	3/31/16

Royce Opportunity Fund
A. M. Castle & Co.	1,736,183	$2,760,531	$152,827	$–	$–	$–	1,817,898	$4,908,325
Amtech Systems	743,606	4,654,974	157,016	–	–	–	774,061	5,023,656
Dixie Group	866,135	4,529,886	28,964	–	–	–	873,335	3,676,740
Fuel Systems Solutions	919,302	4,495,387	135,381	–	–	–	957,402	5,294,433
KEMET Corporation	2,221,453	5,264,844	315,928	–	–	–	2,408,553	4,648,507
LMI Aerospace	829,530	8,353,367	60,378	–	–	–	835,830	7,112,913
Noranda Aluminum Holding Corporation[1]	541,092	173,150	15,489	7,758,366	(7,711,462)	–
Northwest Pipe	509,994	5,706,833	–	–	–	–	509,994	4,702,145
SigmaTron International	347,772	2,618,723	–	–	–	–	347,772	2,159,664
		38,557,695			(7,711,462)	–		37,526,383
Royce Pennsylvania Mutual Fund
DTS[1]	910,629	20,562,003	–	1,056,438	(137,596)	–
FRP Holdings	518,912	17,611,874	–	907,536	(85,566)	–	493,012	17,551,227
Preformed Line Products	305,178	12,847,994	–	830,417	(293,869)	58,056	290,278	10,600,953
STRATTEC SECURITY	260,547	14,718,300	–	795,069	(305,881)	32,584	250,647	14,384,631
		65,740,171			(822,912)	90,640		42,536,811
Royce Premier Fund
Pason Systems[1]	4,219,700	59,131,302	–	7,662,119	(390,089)	458,038
Sun Hydraulics	1,872,426	59,412,077	–	17,492,344	(4,157,719)	200,638	1,437,226	47,701,531
		118,543,379			(4,547,808)	658,676		47,701,531
Royce Special Equity Fund
AVX Corporation[1]	8,450,000	102,583,000	–	10,929,717	(1,427,891)	861,000
Bowl America Cl. A	315,948	4,423,272	367,788	–	–	53,711	342,100	4,789,400
Capella Education	505,000	23,341,100	5,107,223	–	–	227,175	617,500	32,505,200
Children’s Place[1]	1,310,000	72,312,000	–	31,424,243	10,312,845	–
CSS Industries	840,000	23,839,200	1,156,678	–	–	168,000	882,500	24,648,225
Finish Line (The) Cl. A1	2,467,200	44,606,976	–	35,179,045	(1,825,590)	123,500
Flexsteel Industries	209,850	9,271,173	8,660,543	–	–	71,007	418,650	18,286,632
Haverty Furniture	1,161,200	24,896,128	339,619	1,108,479	(196,483)	117,000	1,134,400	24,003,904
Hawkins	835,000	29,867,950	4,107,837	–	–	373,638	955,825	34,495,724
Hooker Furniture	622,000	15,699,280	12,346,261	–	–	97,500	1,045,000	34,328,250
Hurco Companies	515,900	13,702,304	106,394	–	–	46,800	520,000	17,154,800
National Presto Industries	450,000	37,287,000	–	–	–	2,272,500	450,000	37,683,000
Neenah Paper	1,150,000	71,794,500	–	2,920,607	65,811	371,250	1,100,000	70,026,000
Park Electrochemical	1,792,000	26,987,520	1,458,273	–	–	189,180	1,891,800	30,287,718
Standard Motor Products	1,840,000	70,012,000	3,390,052	1,265,483	208,333	307,480	1,910,000	66,181,500
UniFirst Corporation[1]	1,360,000	141,712,000	–	26,756,151	14,157,844	40,781
		712,335,403			21,294,869	5,320,522		394,390,353
Royce Total Return Fund
Chase Corporation	635,674	25,891,002	1,887,191	2,550,182	3,206,925	–	553,055	29,085,163
Landauer	515,300	16,963,676	–	–	–	141,708	515,300	17,040,971
Mueller (Paul) Company	116,700	3,034,200	–	–	–	–	116,700	3,501,000
Starrett (L.S.) Company (The) Cl. A	509,400	4,951,368	–	–	–	50,940	509,400	5,272,290
		50,840,246			3,206,925	192,648		54,899,424

1Not an Affiliated Company at March 31, 2016.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, The Royce Fund
Date: May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, The Royce Fund
Date: May 20, 2016

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, The Royce Fund
Date: May 20, 2016